UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Growth Company

Fund -
Class K

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Growth Company	.86%
Actual		$ 1,000.00	$ 1,076.20	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class K	.76%
Actual		$ 1,000.00	$ 1,076.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	5.9
Salesforce.com, Inc.	4.4	3.9
Regeneron Pharmaceuticals, Inc.	2.2	2.4
Amazon.com, Inc.	2.2	1.3
Facebook, Inc. Class A	2.2	2.3
Google, Inc. Class A	2.1	2.2
NVIDIA Corp.	2.1	2.0
Google, Inc. Class C	1.8	2.1
Gilead Sciences, Inc.	1.7	1.8
Alnylam Pharmaceuticals, Inc.	1.5	1.2
	26.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.1	34.8
Health Care	24.1	22.8
Consumer Discretionary	15.5	13.9
Consumer Staples	8.5	9.8
Industrials	8.3	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014 **
	Stocks 98.1%		Stocks 98.2%
	Convertible Securities 1.7%		Convertible Securities 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	7.1%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.1%
Johnson Controls, Inc.	633,700	$ 32,965
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	538,000	134,930
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	853,500	130,304
China Lodging Group Ltd. ADR (a)	354,100	8,775
Chipotle Mexican Grill, Inc. (a)	288,800	177,762
Chuy's Holdings, Inc. (a)(d)(e)	1,445,642	37,572
Domino's Pizza, Inc.	125,800	13,669
Dunkin' Brands Group, Inc. (d)	1,877,140	100,164
Homeinns Hotel Group ADR (a)	2,742,022	73,760
Hyatt Hotels Corp. Class A (a)	806,640	46,350
Las Vegas Sands Corp.	684,600	34,798
McDonald's Corp.	1,672,400	160,433
Panera Bread Co. Class A (a)	153,400	27,919
Papa John's International, Inc.	350,100	24,055
Starbucks Corp.	6,846,300	355,734
Starwood Hotels & Resorts Worldwide, Inc.	1,719,300	142,289
Yum! Brands, Inc.	1,434,100	129,227
		1,462,811
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	2,210,401	948,770
Ctrip.com International Ltd. sponsored ADR (a)	723,400	57,778
Etsy, Inc.	146,200	2,450
Groupon, Inc. Class A (a)	4,354,400	27,781
JD.com, Inc. sponsored ADR	259,100	8,726
Netflix, Inc. (a)	186,000	116,075
Priceline Group, Inc. (a)	224,968	263,671
Qunar Cayman Islands Ltd. sponsored ADR (a)	189,800	8,368
The Honest Co., Inc. (h)	39,835	1,172
TripAdvisor, Inc. (a)	216,400	16,503
Vipshop Holdings Ltd. ADR (a)	3,205,300	80,036
		1,531,330
Media - 1.3%
Comcast Corp. Class A	6,437,200	376,319
Lions Gate Entertainment Corp.	273,992	9,066
The Walt Disney Co.	1,087,500	120,027
Twenty-First Century Fox, Inc. Class A	1,233,500	41,446
		546,858
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Dollar General Corp.	298,900	$ 21,697
Dollar Tree, Inc. (a)	719,600	53,963
Nordstrom, Inc.	499,100	36,255
Target Corp.	1,108,589	87,933
		199,848
Specialty Retail - 2.2%
AutoNation, Inc. (a)	592,000	36,947
Bed Bath & Beyond, Inc. (a)	348,900	24,884
Boot Barn Holdings, Inc.	389,200	9,520
CarMax, Inc. (a)	1,600,121	113,673
Five Below, Inc. (a)(d)	1,739,716	57,846
Home Depot, Inc.	3,472,600	386,917
L Brands, Inc.	885,800	76,639
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,825,513	37,240
Restoration Hardware Holdings, Inc. (a)(e)	2,135,073	194,206
Urban Outfitters, Inc. (a)	368,900	12,683
		950,555
Textiles, Apparel & Luxury Goods - 4.1%
Columbia Sportswear Co.	2,169,000	121,572
Fossil Group, Inc. (a)	32,300	2,294
Japan Tobacco, Inc.	516,300	18,737
Kate Spade & Co. (a)(e)	8,807,215	218,243
lululemon athletica, Inc. (a)(d)(e)	9,342,728	558,602
Michael Kors Holdings Ltd. (a)	157,522	7,325
NIKE, Inc. Class B	2,784,300	283,080
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,295,039	348,846
Tory Burch LLC (a)(g)(h)	324,840	24,885
Tory Burch LLC Class A unit (a)(g)(h)	950,844	67,653
Under Armour, Inc. Class A (sub. vtg.) (a)	861,300	67,535
VF Corp.	777,700	54,773
		1,773,545
TOTAL CONSUMER DISCRETIONARY		6,632,842
CONSUMER STAPLES - 8.5%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	166,700	19,652
Dr. Pepper Snapple Group, Inc.	406,500	31,154
Monster Beverage Corp. (a)	3,975,106	505,951
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,299,440	$ 221,735
The Coca-Cola Co.	8,740,600	358,015
		1,136,507
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,421,300	202,663
CVS Health Corp.	1,160,800	118,843
Drogasil SA	2,790,473	31,195
Kroger Co.	1,208,425	87,973
Sprouts Farmers Market LLC (a)	1,443,300	43,285
Walgreens Boots Alliance, Inc.	918,300	78,827
Whole Foods Market, Inc.	1,183,000	48,787
		611,573
Food Products - 2.1%
Associated British Foods PLC	1,164,600	53,898
Campbell Soup Co.	237,600	11,486
General Mills, Inc.	629,700	35,358
Kellogg Co.	609,900	38,283
Keurig Green Mountain, Inc.	4,458,453	384,497
Kraft Foods Group, Inc.	451,800	38,155
Mead Johnson Nutrition Co. Class A	2,020,100	196,556
Mondelez International, Inc.	589,200	24,505
The Hain Celestial Group, Inc. (a)	399,600	25,283
The Hershey Co.	522,700	48,538
Tyson Foods, Inc. Class A	879,800	37,348
Want Want China Holdings Ltd.	2,572,000	2,903
WhiteWave Foods Co. (a)	316,900	15,221
		912,031
Household Products - 0.6%
Church & Dwight Co., Inc.	479,400	40,255
Colgate-Palmolive Co.	1,584,300	105,815
Kimberly-Clark Corp.	411,900	44,839
Procter & Gamble Co.	977,683	76,641
		267,550
Personal Products - 0.5%
Herbalife Ltd. (a)	4,245,010	220,868
Tobacco - 1.2%
Altria Group, Inc.	3,944,480	201,957
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	1,629,300	$ 118,092
Philip Morris International, Inc.	2,296,480	190,769
		510,818
TOTAL CONSUMER STAPLES		3,659,347
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	1,017,900	42,538
Halliburton Co.	2,527,700	114,758
Schlumberger Ltd.	2,465,497	223,793
		381,089
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	1,335,894	111,694
Cabot Oil & Gas Corp.	1,397,800	47,469
California Resources Corp.	223,740	1,756
Chesapeake Energy Corp. (d)	430,300	6,072
Concho Resources, Inc. (a)	962,900	115,837
Continental Resources, Inc. (a)(d)	2,188,300	99,699
Devon Energy Corp.	516,900	33,712
EOG Resources, Inc.	1,991,300	176,608
Hess Corp.	575,700	38,871
Noble Energy, Inc.	1,374,711	60,185
Occidental Petroleum Corp.	131,900	10,313
PDC Energy, Inc. (a)	997,600	59,497
Pioneer Natural Resources Co.	1,522,007	224,998
Range Resources Corp.	358,889	19,886
Southwestern Energy Co. (a)	275,600	7,102
Valero Energy Corp.	929,500	55,064
		1,068,763
TOTAL ENERGY		1,449,852
FINANCIALS - 3.1%
Banks - 1.0%
Citigroup, Inc.	544,780	29,462
HDFC Bank Ltd. sponsored ADR	1,801,500	107,405
JPMorgan Chase & Co.	1,345,800	88,527
PrivateBancorp, Inc.	3,343,326	127,481
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Signature Bank (a)	388,885	$ 54,308
Wells Fargo & Co.	564,300	31,578
		438,761
Capital Markets - 1.5%
BlackRock, Inc. Class A	664,700	243,134
Charles Schwab Corp.	8,340,375	263,973
Goldman Sachs Group, Inc.	83,400	17,196
Morgan Stanley	1,792,800	68,485
RPI International Holdings LP (h)	84,791	9,997
T. Rowe Price Group, Inc.	586,400	47,317
		650,102
Consumer Finance - 0.5%
American Express Co.	1,155,148	92,088
Discover Financial Services	1,282,444	74,728
Springleaf Holdings, Inc. (a)	633,100	30,085
		196,901
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	5,757,397	20,292
Real Estate Investment Trusts - 0.1%
American Tower Corp.	267,900	24,858
Real Estate Management & Development - 0.0%
The St. Joe Co. (a)(d)	571,435	9,103
TOTAL FINANCIALS		1,340,017
HEALTH CARE - 23.6%
Biotechnology - 17.9%
ACADIA Pharmaceuticals, Inc. (a)(d)(e)	5,610,728	231,162
Adaptimmune Therapeutics PLC sponsored ADR	790,800	12,202
Agios Pharmaceuticals, Inc. (a)(d)	1,372,050	167,418
Alder Biopharmaceuticals, Inc.	436,673	18,567
Alexion Pharmaceuticals, Inc. (a)	2,623,160	429,779
Alkermes PLC (a)(e)	10,378,812	634,145
Alnylam Pharmaceuticals, Inc. (a)(e)	5,097,955	668,291
Amgen, Inc.	2,403,000	375,493
Array BioPharma, Inc. (a)(d)	2,376,370	18,179
aTyr Pharma, Inc. (a)(e)	550,533	12,602
aTyr Pharma, Inc. (a)(e)	1,469,142	30,266
Avalanche Biotechnologies, Inc. (a)(d)	1,035,365	38,598
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	853,400	$ 338,791
bluebird bio, Inc. (a)(e)	2,224,794	432,166
Celgene Corp. (a)	1,753,688	200,692
Celldex Therapeutics, Inc. (a)	3,994,128	115,310
Cepheid, Inc. (a)	1,752,455	96,683
Chimerix, Inc. (a)(e)	2,425,199	101,495
Clovis Oncology, Inc. (a)(d)	773,300	71,484
Dicerna Pharmaceuticals, Inc. (a)(d)(e)	1,156,050	19,121
Eleven Biotherapeutics, Inc. (a)(d)(e)	1,278,900	3,594
Esperion Therapeutics, Inc. (a)	33,400	3,591
Exelixis, Inc. (a)(d)	7,375,987	23,234
Fate Therapeutics, Inc. (a)(e)	1,894,606	11,860
FibroGen, Inc.	248,100	4,518
Galapagos Genomics NV sponsored ADR (d)	931,280	53,018
Genocea Biosciences, Inc. (a)	700,800	7,435
Gilead Sciences, Inc.	6,568,995	737,501
ImmunoGen, Inc. (a)(d)	3,134,320	28,146
Immunomedics, Inc. (a)(d)	4,309,691	16,635
Intercept Pharmaceuticals, Inc. (a)	128,335	32,750
Intrexon Corp. (a)(d)	509,975	21,480
Ironwood Pharmaceuticals, Inc. Class A (a)	6,286,420	88,701
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,258,790	555,982
Juno Therapeutics, Inc.	1,694,139	80,262
Juno Therapeutics, Inc. (d)	1,243,400	65,453
Kite Pharma, Inc. (d)	226,200	12,475
Lexicon Pharmaceuticals, Inc. (a)(d)	5,556,554	39,063
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	8,454,221	99,760
Momenta Pharmaceuticals, Inc. (a)(e)	5,660,365	112,358
Prothena Corp. PLC (a)(e)	2,163,270	85,319
Regeneron Pharmaceuticals, Inc. (a)	1,855,218	950,911
Regulus Therapeutics, Inc. (a)(d)(e)	3,404,247	48,068
Rigel Pharmaceuticals, Inc. (a)(e)	5,151,116	17,977
Sage Therapeutics, Inc. (d)(e)	938,366	70,255
Sage Therapeutics, Inc. (e)(f)	735,693	55,081
Seattle Genetics, Inc. (a)(d)(e)	8,163,136	351,750
Spark Therapeutics, Inc.	78,400	5,773
Transition Therapeutics, Inc. (a)(e)	3,016,634	23,349
Ultragenyx Pharmaceutical, Inc. (a)	613,700	53,392
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Versartis, Inc. (a)(d)	795,294	$ 12,359
Vertex Pharmaceuticals, Inc. (a)	411,767	52,826
		7,737,320
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	680,100	33,053
Align Technology, Inc. (a)	195,756	11,877
Baxter International, Inc.	845,900	56,345
DexCom, Inc. (a)	372,300	26,701
Entellus Medical, Inc.	598,600	13,977
Genmark Diagnostics, Inc. (a)(d)	1,890,653	17,337
Halyard Health, Inc. (a)	52,287	2,166
Insulet Corp. (a)	1,888,800	53,396
Intuitive Surgical, Inc. (a)	97,293	47,455
Novadaq Technologies, Inc. (a)	601,200	6,018
Presbia PLC (e)	892,969	7,331
Roka Bioscience, Inc. (a)(d)	702,117	1,875
St. Jude Medical, Inc.	497,100	36,661
		314,192
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd. (a)	720,000	13,695
Cardinal Health, Inc.	16,700	1,472
Catamaran Corp. (a)	551,128	32,994
Community Health Systems, Inc. (a)	461,800	25,542
Express Scripts Holding Co. (a)	565,803	49,304
HCA Holdings, Inc. (a)	644,100	52,707
Laboratory Corp. of America Holdings (a)	133,500	15,746
McKesson Corp.	1,182,100	280,430
UnitedHealth Group, Inc.	552,500	66,416
		538,306
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	873,900	101,897
Castlight Health, Inc. Class B (a)(d)	2,792,494	24,378
Cerner Corp. (a)	1,853,400	124,715
		250,990
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	556,338	114,650
Pharmaceuticals - 2.9%
AbbVie, Inc.	1,410,800	93,945
Actavis PLC (a)	1,031,938	316,609
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Adimab LLC unit (g)(h)	2,531,646	$ 46,858
Bristol-Myers Squibb Co.	3,241,500	209,401
Catalent, Inc. (a)	859,600	27,473
Endocyte, Inc. (a)(d)(e)	2,804,515	17,023
Intra-Cellular Therapies, Inc. (a)(d)(e)	2,340,495	61,438
Jazz Pharmaceuticals PLC (a)	544,000	97,566
Mylan N.V.	1,226,900	89,110
Sun Pharmaceutical Industries Ltd. (a)	3,213,705	48,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	544,800	32,742
Valeant Pharmaceuticals International (Canada) (a)	839,361	200,081
		1,240,951
TOTAL HEALTH CARE		10,196,409
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	2,467,800	257,145
Lockheed Martin Corp.	737,500	138,798
The Boeing Co.	980,900	137,836
		533,779
Air Freight & Logistics - 0.5%
FedEx Corp.	130,700	22,640
United Parcel Service, Inc. Class B	1,379,500	136,874
XPO Logistics, Inc. (a)(d)	1,012,824	49,790
		209,304
Airlines - 3.0%
American Airlines Group, Inc.	1,209,000	51,225
Azul-Linhas Aereas Brasileiras warrants (a)(h)	1,017,079	0
Delta Air Lines, Inc.	2,916,800	125,189
JetBlue Airways Corp. (a)(d)	11,972,523	241,366
Ryanair Holdings PLC sponsored ADR	612,100	40,766
Southwest Airlines Co.	6,494,115	240,607
Spirit Airlines, Inc. (a)	2,464,629	156,676
United Continental Holdings, Inc. (a)	5,819,300	317,676
Virgin America, Inc. (d)	1,068,800	30,397
Wizz Air Holdings PLC (e)	2,937,315	68,239
		1,272,141
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	1,197,827	74,050
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Fluor Corp.	354,300	$ 19,919
Electrical Equipment - 0.5%
Eaton Corp. PLC	666,200	47,693
Emerson Electric Co.	1,311,300	79,085
Rockwell Automation, Inc.	767,300	94,293
SolarCity Corp. (a)(d)	233,200	14,020
		235,091
Industrial Conglomerates - 0.9%
3M Co.	1,352,000	215,076
Danaher Corp.	1,778,700	153,537
		368,613
Machinery - 0.6%
Caterpillar, Inc.	743,100	63,401
Cummins, Inc.	576,100	78,090
Deere & Co.	808,700	75,759
Illinois Tool Works, Inc.	424,400	39,821
ITT Corp.	126,000	5,378
Xylem, Inc.	362,700	13,264
		275,713
Road & Rail - 1.0%
Kansas City Southern	169,600	15,349
Union Pacific Corp.	4,124,000	416,153
		431,502
TOTAL INDUSTRIALS		3,420,112
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 1.5%
Arista Networks, Inc. (d)	80,700	5,642
Cisco Systems, Inc.	788,400	23,108
Infinera Corp. (a)(e)	11,716,429	241,827
Palo Alto Networks, Inc. (a)	86,500	14,661
QUALCOMM, Inc.	5,557,967	387,279
		672,517
Electronic Equipment & Components - 0.1%
Corning, Inc.	718,300	15,027
TE Connectivity Ltd.	233,500	16,112
Trimble Navigation Ltd. (a)	934,800	21,912
		53,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 8.8%
Actua Corp. (a)(e)	3,600,387	$ 45,761
Akamai Technologies, Inc. (a)	1,470,300	112,140
Alibaba Group Holding Ltd. sponsored ADR	1,230,000	109,864
Baidu.com, Inc. sponsored ADR (a)	26,800	5,290
Demandware, Inc. (a)(d)	757,873	47,200
Dropbox, Inc. (a)(h)	1,105,082	18,123
eBay, Inc. (a)	2,249,700	138,042
Facebook, Inc. Class A (a)	11,827,491	936,619
GoDaddy, Inc. (a)	192,200	5,176
Google, Inc.:
Class A (a)	1,634,378	891,259
Class C	1,436,003	764,112
Hortonworks, Inc. (d)	335,400	8,811
IAC/InterActiveCorp	138,500	10,397
LendingClub Corp. (d)	463,700	8,908
LinkedIn Corp. Class A (a)	195,800	38,167
Marketo, Inc. (a)(d)(e)	2,359,700	70,390
MercadoLibre, Inc. (d)	185,500	26,922
NAVER Corp.	9,827	5,372
New Relic, Inc. (d)	215,400	7,050
New Relic, Inc.	409,379	12,059
Opower, Inc. (a)	434,520	5,145
Rackspace Hosting, Inc. (a)	3,174,900	127,282
Shopify, Inc. Class A	306,400	8,259
Tencent Holdings Ltd.	936,600	18,679
Twitter, Inc. (a)	8,382,690	307,393
Wix.com Ltd. (a)(d)	1,334,486	33,242
Yahoo!, Inc. (a)	765,061	32,848
		3,794,510
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	1,269,132	82,138
IBM Corp.	978,000	165,918
MasterCard, Inc. Class A	3,759,000	346,805
VeriFone Systems, Inc. (a)	4,993,300	190,594
Visa, Inc. Class A	6,761,600	464,387
		1,249,842
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp.	300,000	14,655
Applied Micro Circuits Corp. (a)(d)(e)	6,060,392	38,726
ASML Holding NV (d)	211,593	23,762
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	1,912,100	$ 108,703
Cavium, Inc. (a)(e)	2,985,260	210,073
Cirrus Logic, Inc. (a)	154,000	5,814
Cree, Inc. (a)(d)(e)	6,616,171	200,338
Cypress Semiconductor Corp.	4,619,240	63,422
First Solar, Inc. (a)	4,791,063	238,164
Integrated Device Technology, Inc. (a)	743,900	17,597
Intel Corp.	397,300	13,691
KLA-Tencor Corp.	332,200	19,819
Marvell Technology Group Ltd.	1,249,410	17,479
Mellanox Technologies Ltd. (a)	946,689	47,637
Micron Technology, Inc. (a)	387,300	10,817
NVIDIA Corp. (e)	40,088,360	887,155
Qorvo, Inc. (a)	83,400	6,851
Rambus, Inc. (a)(e)	6,197,200	94,755
Silicon Laboratories, Inc. (a)(e)	3,286,180	182,186
Skyworks Solutions, Inc.	339,831	37,164
SolarEdge Technologies, Inc. (d)	433,500	16,230
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,769,100	42,954
Texas Instruments, Inc.	2,616,100	146,292
Xilinx, Inc.	547,100	25,943
		2,470,227
Software - 8.9%
Activision Blizzard, Inc.	5,348,432	135,101
Adobe Systems, Inc. (a)	1,949,536	154,189
Appirio, Inc. (h)	389,363	2,780
Autodesk, Inc. (a)	603,800	32,696
Electronic Arts, Inc. (a)	100,152	6,285
FireEye, Inc. (a)(d)	33,400	1,555
Fleetmatics Group PLC (a)	215,900	9,027
Guidewire Software, Inc. (a)	404,900	19,617
Imperva, Inc. (a)	211,086	12,836
Intuit, Inc.	503,000	52,387
Microsoft Corp.	10,095,217	473,062
Oracle Corp.	4,342,700	188,864
Red Hat, Inc. (a)	6,213,986	480,155
Salesforce.com, Inc. (a)	25,978,012	1,889,900
ServiceNow, Inc. (a)	3,049,900	233,653
Splunk, Inc. (a)	1,386,000	93,721
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Tableau Software, Inc. (a)	73,100	$ 8,276
Zendesk, Inc.	1,559,900	35,924
		3,830,028
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	20,384,848	2,655,736
Nimble Storage, Inc. (a)(d)	1,254,882	32,476
Samsung Electronics Co. Ltd.	9,759	11,449
SanDisk Corp.	788,800	53,938
		2,753,599
TOTAL INFORMATION TECHNOLOGY		14,823,774
MATERIALS - 1.3%
Chemicals - 1.2%
CF Industries Holdings, Inc.	306,685	96,876
E.I. du Pont de Nemours & Co.	1,386,500	98,455
Eastman Chemical Co.	52,800	4,053
Metabolix, Inc. (a)(d)	117,648	515
Monsanto Co.	1,927,371	225,464
Praxair, Inc.	263,000	32,312
The Dow Chemical Co.	591,100	30,779
The Mosaic Co.	363,400	16,662
		505,116
Metals & Mining - 0.1%
Anglo American PLC (United Kingdom)	2,386,500	37,395
Barrick Gold Corp. (d)	907,500	10,742
		48,137
TOTAL MATERIALS		553,253
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	792,300	43,957
Verizon Communications, Inc.	2,556,700	126,403
		170,360
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,104,500	$ 42,943
TOTAL TELECOMMUNICATION SERVICES		213,303
TOTAL COMMON STOCKS (Cost $21,781,107)		42,288,909
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(h)	17,901,305	21,482
Series G, 8.00% (h)	2,750,007	3,300
		24,782
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (h)	92,950	2,734
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(h)	1,506,412	12,157
Series D (a)(h)	424,747	3,428
		15,585
Media - 0.0%
Turn, Inc. Series E (a)(h)	984,774	6,096
TOTAL CONSUMER DISCRETIONARY		49,197
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (h)	750,363	10,000
HEALTH CARE - 0.4%
Biotechnology - 0.3%
BeiGene Ltd. Series A2 (h)	8,617,681	10,083
Intarcia Therapeutics, Inc.:
Series CC (a)(h)	1,051,411	32,720
Series DD (a)(h)	1,543,687	48,040
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Biotechnology - continued
Moderna LLC Series E (h)	565,117	$ 34,851
Seres Health, Inc. Series C 8.00% (h)	572,827	6,967
		132,661
Health Care Equipment & Supplies - 0.1%
Penumbra, Inc. Series F (h)	1,128,787	20,589
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (a)(h)	7,940,644	7,941
Syros Pharmaceuticals, Inc. Series B, 6.00% (h)	3,779,290	11,890
		19,831
TOTAL HEALTH CARE		173,081
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (h)	216,276	16,753
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(h)	1,017,079	38,304
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(h)	2,990,903	25,218
Professional Services - 0.2%
YourPeople, Inc. Series C (h)	5,833,137	86,920
TOTAL INDUSTRIALS		167,195
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.4%
Uber Technologies, Inc.:
Series D, 8.00% (h)	4,770,180	158,931
Series E, 8.00% (h)	209,216	6,971
		165,902
IT Services - 0.1%
AppNexus, Inc. Series E (h)	923,523	23,707
Nutanix, Inc. Series E (h)	1,151,309	18,053
		41,760
Software - 0.3%
Appirio, Inc. Series E (h)	2,725,544	19,462
Apptio, Inc. Series E, 8.00% (a)(h)	881,266	18,251
Cloudera, Inc. Series F (a)(h)	529,285	11,284
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudflare, Inc. Series D (h)	1,429,726	$ 8,907
Dataminr, Inc. Series D (h)	1,773,901	22,617
MongoDB, Inc. Series F, 8.00% (a)(h)	1,913,404	16,742
Snapchat, Inc. Series F (h)	452,473	13,900
Taboola.Com Ltd. Series E (h)	1,337,420	13,943
		125,106
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc.:
Series E (a)(h)	1,004,190	17,162
Series F (a)(h)	473,649	8,095
		25,257
TOTAL INFORMATION TECHNOLOGY		358,025
TOTAL CONVERTIBLE PREFERRED STOCKS		757,498
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(g)(h)	619,048	0
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(h)	468,823	28,912
TOTAL PREFERRED STOCKS (Cost $667,320)		786,410
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	48,783,069	$ 48,783
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,128,946,107	1,128,946
TOTAL MONEY MARKET FUNDS (Cost $1,177,729)		1,177,729
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $23,626,156)		44,253,048
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,085,690)
NET ASSETS - 100%		$ 43,167,358
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,081,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $957,875,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Adimab LLC unit	9/17/14	$ 36,200
Appirio, Inc.	2/12/15	$ 2,780
Appirio, Inc. Series E	2/12/15	$ 19,462
AppNexus, Inc. Series E	8/1/14	$ 18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
BeiGene Ltd. Series A2	4/21/15	$ 10,083
Blue Apron, Inc. Series D	5/18/15	$ 10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,612
Cloudera, Inc. Series F	2/5/14	$ 7,706
Cloudflare, Inc. Series D	11/5/14	$ 8,758
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$ 22,617
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$ 50,000
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
Moderna LLC Series E	12/18/14	$ 34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Nutanix, Inc. Series E	8/26/14	$ 15,424
Penumbra, Inc. Series F	5/16/14	$ 14,900
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$ 16,212
Roku, Inc. Series G, 8.00%	10/1/14	$ 3,574
RPI International Holdings LP	5/21/15	$ 9,997
Seres Health, Inc. Series C 8.00%	11/24/14	$ 6,967
Snapchat, Inc. Series F	3/25/15	$ 13,900
Space Exploration Technologies Corp. Series G	1/20/15	$ 16,753
Security	Acquisition Date	Acquisition Cost (000s)
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 11,890
Taboola.Com Ltd. Series E	12/22/14	$ 13,943
The Honest Co., Inc.	8/21/14	$ 1,078
The Honest Co., Inc. Series C	8/21/14	$ 2,515
Tory Burch LLC	12/31/12	$ 17,779
Tory Burch LLC Class A unit	5/14/15	$ 67,653
Turn, Inc. Series E	12/30/13	$ 8,213
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 6,971
YourPeople, Inc. Series C	5/1/15	$ 86,920
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	4,047
Total	$ 4,157
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 169,528	$ 2,081	$ 4,037	$ -	$ 231,162
Actua Corp.	63,259	122	2,402	-	45,761
Alkermes PLC	580,112	19,866	29,857	-	634,145
Alnylam Pharmaceuticals, Inc.	506,721	27,978	25,195	-	668,291
Applied Micro Circuits Corp.	37,420	-	1,413	-	38,726
aTyr Pharma, Inc.	-	7,940	-	-	12,602
aTyr Pharma, Inc.	-	5,683	-	-	30,266
bluebird bio, Inc.	86,573	26,128	11,081	-	432,166
Buffalo Wild Wings, Inc.	174,550	-	30,144	-	-
Cavium, Inc.	173,567	3,636	9,273	-	210,073
Chimerix, Inc.	80,358	9,255	4,383	-	101,495
Chuy's Holdings, Inc.	29,352	3,047	1,425	-	37,572
Cree, Inc.	263,391	-	21,183	-	200,338
Dicerna Pharmaceuticals, Inc.	9,744	5,269	1,068	-	19,121
Eleven Biotherapeutics, Inc.	7,072	7,122	261	-	3,594
Endocyte, Inc.	21,828	-	3,456	-	17,023
Fate Therapeutics, Inc.	5,569	2,379	322	-	11,860
First Solar, Inc.	259,648	-	29,370	-	-
ImmunoGen, Inc.	44,340	-	9,220	-	-
Immunomedics, Inc.	21,150	-	3,313	-	-
Infinera Corp.	154,332	14,604	9,459	-	241,827
Insulet Corp.	161,108	1,017	50,782	-	-
Intra-Cellular Therapies, Inc.	28,907	10,302	2,339	-	61,438
Isis Pharmaceuticals, Inc.	435,678	13,682	25,102	-	555,982
Kate Spade & Co.	256,567	37,346	11,182	-	218,243
Lexicon Pharmaceuticals, Inc.	41,449	-	1,876	-	-
lululemon athletica, Inc.	410,854	68,549	26,182	-	558,602
Lumber Liquidators Holdings, Inc.	119,494	3,274	3,564	-	37,240
Marketo, Inc.	76,346	1,949	2,710	-	70,390
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Merrimack Pharmaceuticals, Inc.	$ 87,434	$ 5,701	$ 17,235	$ -	$ 99,760
Momenta Pharmaceuticals, Inc.	13,208	73,000	1,853	-	112,358
NPS Pharmaceuticals, Inc.	253,941	-	346,490	-	-
NVIDIA Corp.	861,599	17,328	39,500	7,397	887,155
Presbia PLC	-	7,249	41	-	7,331
Prothena Corp. PLC	49,838	7,014	2,621	-	85,319
Rambus, Inc.	77,562	-	4,329	-	94,755
Regulus Therapeutics, Inc.	61,620	4,659	2,784	-	48,068
Restoration Hardware Holdings, Inc.	179,519	9,751	8,633	-	194,206
Rigel Pharmaceuticals, Inc.	11,098	712	813	-	17,977
Sage Therapeutics, Inc.	35,495	4,370	1,815	-	70,255
Sage Therapeutics, Inc.	-	-	-	-	55,081
Seattle Genetics, Inc.	306,182	4,442	13,605	-	351,750
Silicon Laboratories, Inc.	151,414	8,441	10,963	-	182,186
Transition Therapeutics, Inc.	12,339	8,067	883	-	23,349
VeriFone Systems, Inc.	231,754	-	53,853	-	-
Wizz Air Holdings PLC	-	61,042	1,576	-	68,239
Total	$ 6,551,920	$ 483,005	$ 827,593	$ 7,397	$ 6,735,706
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,682,039	$ 6,520,395	$ 18,737	$ 142,907
Consumer Staples	3,669,347	3,659,347	-	10,000
Energy	1,449,852	1,449,852	-	-
Financials	1,340,017	1,330,020	-	9,997
Health Care	10,398,402	10,039,023	110,528	248,851
Industrials	3,587,307	3,420,112	-	167,195
Information Technology	15,181,799	14,772,133	30,738	378,928
Materials	553,253	515,858	37,395	-
Telecommunication Services	213,303	213,303	-	-
Money Market Funds	1,177,729	1,177,729	-	-
Total Investments in Securities:	$ 44,253,048	$ 43,097,772	$ 197,398	$ 957,878
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 689,009
Net Realized Gain (Loss) on Investment Securities	3,741
Net Unrealized Gain (Loss) on Investment Securities	8,213
Cost of Purchases	316,180
Proceeds of Sales	(59,265)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 957,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 25,750

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,098,791) - See accompanying schedule: Unaffiliated issuers (cost $18,613,832)	$ 36,339,613
Fidelity Central Funds (cost $1,177,729)	1,177,729
Other affiliated issuers (cost $3,834,595)	6,735,706
Total Investments (cost $23,626,156)		$ 44,253,048
Cash		4,171
Foreign currency held at value (cost $75)		75
Receivable for investments sold		128,796
Receivable for fund shares sold		33,776
Dividends receivable		30,112
Distributions receivable from Fidelity Central Funds		671
Prepaid expenses		14
Other receivables		1,652
Total assets		44,452,315

Liabilities
Payable for investments purchased	$ 76,074
Payable for fund shares redeemed	47,222
Accrued management fee	26,654
Other affiliated payables	3,918
Other payables and accrued expenses	2,143
Collateral on securities loaned, at value	1,128,946
Total liabilities		1,284,957

Net Assets		$ 43,167,358
Net Assets consist of:
Paid in capital		$ 20,143,560
Undistributed net investment income		4,101
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,393,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,626,600
Net Assets		$ 43,167,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,575,482 ÷ 166,282 shares)	$ 141.78

Class K: Net Asset Value, offering price and redemption price per share ($19,591,876 ÷ 138,307 shares)	$ 141.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends (including $7,397 earned from other affiliated issuers)		$ 174,761
Interest		157
Income from Fidelity Central Funds		4,157
Total income		179,075

Expenses
Management fee Basic fee	$ 117,448
Performance adjustment	32,357
Transfer agent fees	22,582
Accounting and security lending fees	1,232
Custodian fees and expenses	301
Independent trustees' compensation	90
Appreciation in deferred trustee compensation account	1
Registration fees	145
Audit	104
Legal	32
Interest	1
Miscellaneous	159
Total expenses before reductions	174,452
Expense reductions	(960)	173,492
Net investment income (loss)		5,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,048,141
Other affiliated issuers	394,296
Foreign currency transactions	111
Total net realized gain (loss)		2,442,548
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $295)	709,253
Assets and liabilities in foreign currencies	43
Total change in net unrealized appreciation (depreciation)		709,296
Net gain (loss)		3,151,844
Net increase (decrease) in net assets resulting from operations		$ 3,157,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,583	$ 74,152
Net realized gain (loss)	2,442,548	6,303,239
Change in net unrealized appreciation (depreciation)	709,296	663,840
Net increase (decrease) in net assets resulting from operations	3,157,427	7,041,231
Distributions to shareholders from net investment income	(57,135)	(103,830)
Distributions to shareholders from net realized gain	(1,421,834)	(3,129,839)
Total distributions	(1,478,969)	(3,233,669)
Share transactions - net increase (decrease)	(917,991)	(6,288,051)
Total increase (decrease) in net assets	760,467	(2,480,489)

Net Assets
Beginning of period	42,406,891	44,887,380
End of period (including undistributed net investment income of $4,101 and undistributed net investment income of $55,653, respectively)	$ 43,167,358	$ 42,406,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 136.46	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.29	.15	.09	.01
Net realized and unrealized gain (loss)	10.03	20.49	31.23	13.12	5.80	13.76
Total from investment operations	10.02	20.64	31.52	13.27	5.89	13.77
Distributions from net investment income	(.13)	(.21)	(.19)	(.05)	-H	(.12)
Distributions from net realized gain	(4.57)	(8.67)	(2.44)	(2.71)	-	(.01)
Total distributions	(4.70)	(8.87)K	(2.63)	(2.76)	-H	(.12)J
Net asset value, end of period	$ 141.78	$ 136.46	$ 124.69	$ 95.80	$ 85.29	$ 79.40
Total ReturnB, C	7.62%	17.80%	33.85%	16.24%	7.42%	20.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.82%	.83%	.90%	.84%	.89%
Expenses net of fee waivers, if any	.86%A	.82%	.83%	.90%	.84%	.89%
Expenses net of all reductions	.86%A	.82%	.83%	.90%	.84%	.89%
Net investment income (loss)	(.02)%A	.12%	.27%	.16%	.10%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 23,575	$ 24,165	$ 22,936	$ 22,952	$ 24,665	$ 27,742
Portfolio turnover rateF	16% A,I	12%I	26%	33%	36%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

K Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 136.41	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82
Income from Investment Operations
Net investment income (loss) D	.06	.29	.42	.27	.21	.13
Net realized and unrealized gain (loss)	10.01	20.48	31.21	13.10	5.80	13.78
Total from investment operations	10.07	20.77	31.63	13.37	6.01	13.91
Distributions from net investment income	(.26)	(.37)	(.34)	(.19)	(.14)	(.24)
Distributions from net realized gain	(4.57)	(8.67)	(2.44)	(2.71)	-	(.01)
Total distributions	(4.83)	(9.04)	(2.77)I	(2.90)	(.14)	(.25)
Net asset value, end of period	$ 141.65	$ 136.41	$ 124.68	$ 95.82	$ 85.35	$ 79.48
Total ReturnB, C	7.67%	17.93%	34.02%	16.38%	7.57%	21.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.71%	.71%	.77%	.70%	.72%
Expenses net of fee waivers, if any	.76%A	.71%	.71%	.77%	.70%	.72%
Expenses net of all reductions	.76%A	.71%	.71%	.77%	.70%	.72%
Net investment income (loss)	.08%A	.24%	.39%	.29%	.24%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 19,592	$ 18,242	$ 21,951	$ 15,454	$ 10,568	$ 6,571
Portfolio turnover rateF	16% A,H	12%H	26%	33%	36%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 957,878	Discounted cash flow	Free cash flow yield	4.5%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	15.0%	Decrease
			Transaction price	$0.00 - $117.90 / $48.94	Increase
			Put premium	38.0	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 12.8%	Decrease
			EV/Sales multiple	1.7 - 12.5 / 6.2	Increase
			Premium rate	15.0% - 20.0% / 16.4%	Increase
			Discount for lack of marketability	15.0% - 20.0% / 15.7%	Decrease
			Cap weighted adjustment	7.8	Increase
		Replacement cost	Liquidation preference	$8.34	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,447,778
Gross unrealized depreciation	(852,146)
Net unrealized appreciation (depreciation) on securities	$ 20,595,632

Tax cost	$ 23,657,416

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind trans-actions, aggregated $3,507,065 and $3,953,584, respectively.

Redemption In-Kind. During the period, 13,360 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments with a value of $1,833,613. The net realized gain of $1,091,007 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Company	$ 18,083.15
Class K	4,499.05
	$ 22,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $55 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,958.36%		$ -*

* Amount represents three hundred fifty-seven dollars.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $27,257. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,047, including $550 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $15,110. The weighted average interest rate was .61%. The interest expense amounted to two hundred fifty-six dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $211 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Company expenses during the period in the amount of $748.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Growth Company	$ 22,480	$ 37,937
Class K	34,655	65,893
Total	$ 57,135	$ 103,830
From net realized gain
Growth Company	$ 808,358	$ 1,596,300
Class K	613,476	1,533,539
Total	$ 1,421,834	$ 3,129,839

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Growth Company
Shares sold	10,817	21,635	$ 1,476,448	$ 2,682,272
Reinvestment of distributions	6,056	13,474	796,034	1,574,166
Shares redeemed	(27,674)A	(41,979)B	(3,763,893)A	(5,228,521)B
Net increase (decrease)	(10,801)	(6,870)	$ (1,491,411)	$ (972,083)
Class K
Shares sold	27,058	33,338	$ 3,667,736	$ 4,145,380
Reinvestment of distributions	4,938	13,711	648,130	1,599,432
Shares redeemed	(27,415)A	(89,381)B	(3,742,446)A	(11,060,780)B
Net increase (decrease)	4,581	(42,332)	$ 573,420	$ (5,315,968)

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-K-USAN-0715
1.863216.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Growth Company	.86%
Actual		$ 1,000.00	$ 1,076.20	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class K	.76%
Actual		$ 1,000.00	$ 1,076.70	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	5.9
Salesforce.com, Inc.	4.4	3.9
Regeneron Pharmaceuticals, Inc.	2.2	2.4
Amazon.com, Inc.	2.2	1.3
Facebook, Inc. Class A	2.2	2.3
Google, Inc. Class A	2.1	2.2
NVIDIA Corp.	2.1	2.0
Google, Inc. Class C	1.8	2.1
Gilead Sciences, Inc.	1.7	1.8
Alnylam Pharmaceuticals, Inc.	1.5	1.2
	26.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.1	34.8
Health Care	24.1	22.8
Consumer Discretionary	15.5	13.9
Consumer Staples	8.5	9.8
Industrials	8.3	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014 **
	Stocks 98.1%		Stocks 98.2%
	Convertible Securities 1.7%		Convertible Securities 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	7.1%	** Foreign investments	6.4%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.1%
Johnson Controls, Inc.	633,700	$ 32,965
Automobiles - 0.3%
Tesla Motors, Inc. (a)(d)	538,000	134,930
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	853,500	130,304
China Lodging Group Ltd. ADR (a)	354,100	8,775
Chipotle Mexican Grill, Inc. (a)	288,800	177,762
Chuy's Holdings, Inc. (a)(d)(e)	1,445,642	37,572
Domino's Pizza, Inc.	125,800	13,669
Dunkin' Brands Group, Inc. (d)	1,877,140	100,164
Homeinns Hotel Group ADR (a)	2,742,022	73,760
Hyatt Hotels Corp. Class A (a)	806,640	46,350
Las Vegas Sands Corp.	684,600	34,798
McDonald's Corp.	1,672,400	160,433
Panera Bread Co. Class A (a)	153,400	27,919
Papa John's International, Inc.	350,100	24,055
Starbucks Corp.	6,846,300	355,734
Starwood Hotels & Resorts Worldwide, Inc.	1,719,300	142,289
Yum! Brands, Inc.	1,434,100	129,227
		1,462,811
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	2,210,401	948,770
Ctrip.com International Ltd. sponsored ADR (a)	723,400	57,778
Etsy, Inc.	146,200	2,450
Groupon, Inc. Class A (a)	4,354,400	27,781
JD.com, Inc. sponsored ADR	259,100	8,726
Netflix, Inc. (a)	186,000	116,075
Priceline Group, Inc. (a)	224,968	263,671
Qunar Cayman Islands Ltd. sponsored ADR (a)	189,800	8,368
The Honest Co., Inc. (h)	39,835	1,172
TripAdvisor, Inc. (a)	216,400	16,503
Vipshop Holdings Ltd. ADR (a)	3,205,300	80,036
		1,531,330
Media - 1.3%
Comcast Corp. Class A	6,437,200	376,319
Lions Gate Entertainment Corp.	273,992	9,066
The Walt Disney Co.	1,087,500	120,027
Twenty-First Century Fox, Inc. Class A	1,233,500	41,446
		546,858
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Dollar General Corp.	298,900	$ 21,697
Dollar Tree, Inc. (a)	719,600	53,963
Nordstrom, Inc.	499,100	36,255
Target Corp.	1,108,589	87,933
		199,848
Specialty Retail - 2.2%
AutoNation, Inc. (a)	592,000	36,947
Bed Bath & Beyond, Inc. (a)	348,900	24,884
Boot Barn Holdings, Inc.	389,200	9,520
CarMax, Inc. (a)	1,600,121	113,673
Five Below, Inc. (a)(d)	1,739,716	57,846
Home Depot, Inc.	3,472,600	386,917
L Brands, Inc.	885,800	76,639
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,825,513	37,240
Restoration Hardware Holdings, Inc. (a)(e)	2,135,073	194,206
Urban Outfitters, Inc. (a)	368,900	12,683
		950,555
Textiles, Apparel & Luxury Goods - 4.1%
Columbia Sportswear Co.	2,169,000	121,572
Fossil Group, Inc. (a)	32,300	2,294
Japan Tobacco, Inc.	516,300	18,737
Kate Spade & Co. (a)(e)	8,807,215	218,243
lululemon athletica, Inc. (a)(d)(e)	9,342,728	558,602
Michael Kors Holdings Ltd. (a)	157,522	7,325
NIKE, Inc. Class B	2,784,300	283,080
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,295,039	348,846
Tory Burch LLC (a)(g)(h)	324,840	24,885
Tory Burch LLC Class A unit (a)(g)(h)	950,844	67,653
Under Armour, Inc. Class A (sub. vtg.) (a)	861,300	67,535
VF Corp.	777,700	54,773
		1,773,545
TOTAL CONSUMER DISCRETIONARY		6,632,842
CONSUMER STAPLES - 8.5%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	166,700	19,652
Dr. Pepper Snapple Group, Inc.	406,500	31,154
Monster Beverage Corp. (a)	3,975,106	505,951
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,299,440	$ 221,735
The Coca-Cola Co.	8,740,600	358,015
		1,136,507
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,421,300	202,663
CVS Health Corp.	1,160,800	118,843
Drogasil SA	2,790,473	31,195
Kroger Co.	1,208,425	87,973
Sprouts Farmers Market LLC (a)	1,443,300	43,285
Walgreens Boots Alliance, Inc.	918,300	78,827
Whole Foods Market, Inc.	1,183,000	48,787
		611,573
Food Products - 2.1%
Associated British Foods PLC	1,164,600	53,898
Campbell Soup Co.	237,600	11,486
General Mills, Inc.	629,700	35,358
Kellogg Co.	609,900	38,283
Keurig Green Mountain, Inc.	4,458,453	384,497
Kraft Foods Group, Inc.	451,800	38,155
Mead Johnson Nutrition Co. Class A	2,020,100	196,556
Mondelez International, Inc.	589,200	24,505
The Hain Celestial Group, Inc. (a)	399,600	25,283
The Hershey Co.	522,700	48,538
Tyson Foods, Inc. Class A	879,800	37,348
Want Want China Holdings Ltd.	2,572,000	2,903
WhiteWave Foods Co. (a)	316,900	15,221
		912,031
Household Products - 0.6%
Church & Dwight Co., Inc.	479,400	40,255
Colgate-Palmolive Co.	1,584,300	105,815
Kimberly-Clark Corp.	411,900	44,839
Procter & Gamble Co.	977,683	76,641
		267,550
Personal Products - 0.5%
Herbalife Ltd. (a)	4,245,010	220,868
Tobacco - 1.2%
Altria Group, Inc.	3,944,480	201,957
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	1,629,300	$ 118,092
Philip Morris International, Inc.	2,296,480	190,769
		510,818
TOTAL CONSUMER STAPLES		3,659,347
ENERGY - 3.4%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	1,017,900	42,538
Halliburton Co.	2,527,700	114,758
Schlumberger Ltd.	2,465,497	223,793
		381,089
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	1,335,894	111,694
Cabot Oil & Gas Corp.	1,397,800	47,469
California Resources Corp.	223,740	1,756
Chesapeake Energy Corp. (d)	430,300	6,072
Concho Resources, Inc. (a)	962,900	115,837
Continental Resources, Inc. (a)(d)	2,188,300	99,699
Devon Energy Corp.	516,900	33,712
EOG Resources, Inc.	1,991,300	176,608
Hess Corp.	575,700	38,871
Noble Energy, Inc.	1,374,711	60,185
Occidental Petroleum Corp.	131,900	10,313
PDC Energy, Inc. (a)	997,600	59,497
Pioneer Natural Resources Co.	1,522,007	224,998
Range Resources Corp.	358,889	19,886
Southwestern Energy Co. (a)	275,600	7,102
Valero Energy Corp.	929,500	55,064
		1,068,763
TOTAL ENERGY		1,449,852
FINANCIALS - 3.1%
Banks - 1.0%
Citigroup, Inc.	544,780	29,462
HDFC Bank Ltd. sponsored ADR	1,801,500	107,405
JPMorgan Chase & Co.	1,345,800	88,527
PrivateBancorp, Inc.	3,343,326	127,481
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Signature Bank (a)	388,885	$ 54,308
Wells Fargo & Co.	564,300	31,578
		438,761
Capital Markets - 1.5%
BlackRock, Inc. Class A	664,700	243,134
Charles Schwab Corp.	8,340,375	263,973
Goldman Sachs Group, Inc.	83,400	17,196
Morgan Stanley	1,792,800	68,485
RPI International Holdings LP (h)	84,791	9,997
T. Rowe Price Group, Inc.	586,400	47,317
		650,102
Consumer Finance - 0.5%
American Express Co.	1,155,148	92,088
Discover Financial Services	1,282,444	74,728
Springleaf Holdings, Inc. (a)	633,100	30,085
		196,901
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	5,757,397	20,292
Real Estate Investment Trusts - 0.1%
American Tower Corp.	267,900	24,858
Real Estate Management & Development - 0.0%
The St. Joe Co. (a)(d)	571,435	9,103
TOTAL FINANCIALS		1,340,017
HEALTH CARE - 23.6%
Biotechnology - 17.9%
ACADIA Pharmaceuticals, Inc. (a)(d)(e)	5,610,728	231,162
Adaptimmune Therapeutics PLC sponsored ADR	790,800	12,202
Agios Pharmaceuticals, Inc. (a)(d)	1,372,050	167,418
Alder Biopharmaceuticals, Inc.	436,673	18,567
Alexion Pharmaceuticals, Inc. (a)	2,623,160	429,779
Alkermes PLC (a)(e)	10,378,812	634,145
Alnylam Pharmaceuticals, Inc. (a)(e)	5,097,955	668,291
Amgen, Inc.	2,403,000	375,493
Array BioPharma, Inc. (a)(d)	2,376,370	18,179
aTyr Pharma, Inc. (a)(e)	550,533	12,602
aTyr Pharma, Inc. (a)(e)	1,469,142	30,266
Avalanche Biotechnologies, Inc. (a)(d)	1,035,365	38,598
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	853,400	$ 338,791
bluebird bio, Inc. (a)(e)	2,224,794	432,166
Celgene Corp. (a)	1,753,688	200,692
Celldex Therapeutics, Inc. (a)	3,994,128	115,310
Cepheid, Inc. (a)	1,752,455	96,683
Chimerix, Inc. (a)(e)	2,425,199	101,495
Clovis Oncology, Inc. (a)(d)	773,300	71,484
Dicerna Pharmaceuticals, Inc. (a)(d)(e)	1,156,050	19,121
Eleven Biotherapeutics, Inc. (a)(d)(e)	1,278,900	3,594
Esperion Therapeutics, Inc. (a)	33,400	3,591
Exelixis, Inc. (a)(d)	7,375,987	23,234
Fate Therapeutics, Inc. (a)(e)	1,894,606	11,860
FibroGen, Inc.	248,100	4,518
Galapagos Genomics NV sponsored ADR (d)	931,280	53,018
Genocea Biosciences, Inc. (a)	700,800	7,435
Gilead Sciences, Inc.	6,568,995	737,501
ImmunoGen, Inc. (a)(d)	3,134,320	28,146
Immunomedics, Inc. (a)(d)	4,309,691	16,635
Intercept Pharmaceuticals, Inc. (a)	128,335	32,750
Intrexon Corp. (a)(d)	509,975	21,480
Ironwood Pharmaceuticals, Inc. Class A (a)	6,286,420	88,701
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,258,790	555,982
Juno Therapeutics, Inc.	1,694,139	80,262
Juno Therapeutics, Inc. (d)	1,243,400	65,453
Kite Pharma, Inc. (d)	226,200	12,475
Lexicon Pharmaceuticals, Inc. (a)(d)	5,556,554	39,063
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	8,454,221	99,760
Momenta Pharmaceuticals, Inc. (a)(e)	5,660,365	112,358
Prothena Corp. PLC (a)(e)	2,163,270	85,319
Regeneron Pharmaceuticals, Inc. (a)	1,855,218	950,911
Regulus Therapeutics, Inc. (a)(d)(e)	3,404,247	48,068
Rigel Pharmaceuticals, Inc. (a)(e)	5,151,116	17,977
Sage Therapeutics, Inc. (d)(e)	938,366	70,255
Sage Therapeutics, Inc. (e)(f)	735,693	55,081
Seattle Genetics, Inc. (a)(d)(e)	8,163,136	351,750
Spark Therapeutics, Inc.	78,400	5,773
Transition Therapeutics, Inc. (a)(e)	3,016,634	23,349
Ultragenyx Pharmaceutical, Inc. (a)	613,700	53,392
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Versartis, Inc. (a)(d)	795,294	$ 12,359
Vertex Pharmaceuticals, Inc. (a)	411,767	52,826
		7,737,320
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	680,100	33,053
Align Technology, Inc. (a)	195,756	11,877
Baxter International, Inc.	845,900	56,345
DexCom, Inc. (a)	372,300	26,701
Entellus Medical, Inc.	598,600	13,977
Genmark Diagnostics, Inc. (a)(d)	1,890,653	17,337
Halyard Health, Inc. (a)	52,287	2,166
Insulet Corp. (a)	1,888,800	53,396
Intuitive Surgical, Inc. (a)	97,293	47,455
Novadaq Technologies, Inc. (a)	601,200	6,018
Presbia PLC (e)	892,969	7,331
Roka Bioscience, Inc. (a)(d)	702,117	1,875
St. Jude Medical, Inc.	497,100	36,661
		314,192
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd. (a)	720,000	13,695
Cardinal Health, Inc.	16,700	1,472
Catamaran Corp. (a)	551,128	32,994
Community Health Systems, Inc. (a)	461,800	25,542
Express Scripts Holding Co. (a)	565,803	49,304
HCA Holdings, Inc. (a)	644,100	52,707
Laboratory Corp. of America Holdings (a)	133,500	15,746
McKesson Corp.	1,182,100	280,430
UnitedHealth Group, Inc.	552,500	66,416
		538,306
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	873,900	101,897
Castlight Health, Inc. Class B (a)(d)	2,792,494	24,378
Cerner Corp. (a)	1,853,400	124,715
		250,990
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	556,338	114,650
Pharmaceuticals - 2.9%
AbbVie, Inc.	1,410,800	93,945
Actavis PLC (a)	1,031,938	316,609
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Adimab LLC unit (g)(h)	2,531,646	$ 46,858
Bristol-Myers Squibb Co.	3,241,500	209,401
Catalent, Inc. (a)	859,600	27,473
Endocyte, Inc. (a)(d)(e)	2,804,515	17,023
Intra-Cellular Therapies, Inc. (a)(d)(e)	2,340,495	61,438
Jazz Pharmaceuticals PLC (a)	544,000	97,566
Mylan N.V.	1,226,900	89,110
Sun Pharmaceutical Industries Ltd. (a)	3,213,705	48,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	544,800	32,742
Valeant Pharmaceuticals International (Canada) (a)	839,361	200,081
		1,240,951
TOTAL HEALTH CARE		10,196,409
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	2,467,800	257,145
Lockheed Martin Corp.	737,500	138,798
The Boeing Co.	980,900	137,836
		533,779
Air Freight & Logistics - 0.5%
FedEx Corp.	130,700	22,640
United Parcel Service, Inc. Class B	1,379,500	136,874
XPO Logistics, Inc. (a)(d)	1,012,824	49,790
		209,304
Airlines - 3.0%
American Airlines Group, Inc.	1,209,000	51,225
Azul-Linhas Aereas Brasileiras warrants (a)(h)	1,017,079	0
Delta Air Lines, Inc.	2,916,800	125,189
JetBlue Airways Corp. (a)(d)	11,972,523	241,366
Ryanair Holdings PLC sponsored ADR	612,100	40,766
Southwest Airlines Co.	6,494,115	240,607
Spirit Airlines, Inc. (a)	2,464,629	156,676
United Continental Holdings, Inc. (a)	5,819,300	317,676
Virgin America, Inc. (d)	1,068,800	30,397
Wizz Air Holdings PLC (e)	2,937,315	68,239
		1,272,141
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	1,197,827	74,050
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Fluor Corp.	354,300	$ 19,919
Electrical Equipment - 0.5%
Eaton Corp. PLC	666,200	47,693
Emerson Electric Co.	1,311,300	79,085
Rockwell Automation, Inc.	767,300	94,293
SolarCity Corp. (a)(d)	233,200	14,020
		235,091
Industrial Conglomerates - 0.9%
3M Co.	1,352,000	215,076
Danaher Corp.	1,778,700	153,537
		368,613
Machinery - 0.6%
Caterpillar, Inc.	743,100	63,401
Cummins, Inc.	576,100	78,090
Deere & Co.	808,700	75,759
Illinois Tool Works, Inc.	424,400	39,821
ITT Corp.	126,000	5,378
Xylem, Inc.	362,700	13,264
		275,713
Road & Rail - 1.0%
Kansas City Southern	169,600	15,349
Union Pacific Corp.	4,124,000	416,153
		431,502
TOTAL INDUSTRIALS		3,420,112
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 1.5%
Arista Networks, Inc. (d)	80,700	5,642
Cisco Systems, Inc.	788,400	23,108
Infinera Corp. (a)(e)	11,716,429	241,827
Palo Alto Networks, Inc. (a)	86,500	14,661
QUALCOMM, Inc.	5,557,967	387,279
		672,517
Electronic Equipment & Components - 0.1%
Corning, Inc.	718,300	15,027
TE Connectivity Ltd.	233,500	16,112
Trimble Navigation Ltd. (a)	934,800	21,912
		53,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 8.8%
Actua Corp. (a)(e)	3,600,387	$ 45,761
Akamai Technologies, Inc. (a)	1,470,300	112,140
Alibaba Group Holding Ltd. sponsored ADR	1,230,000	109,864
Baidu.com, Inc. sponsored ADR (a)	26,800	5,290
Demandware, Inc. (a)(d)	757,873	47,200
Dropbox, Inc. (a)(h)	1,105,082	18,123
eBay, Inc. (a)	2,249,700	138,042
Facebook, Inc. Class A (a)	11,827,491	936,619
GoDaddy, Inc. (a)	192,200	5,176
Google, Inc.:
Class A (a)	1,634,378	891,259
Class C	1,436,003	764,112
Hortonworks, Inc. (d)	335,400	8,811
IAC/InterActiveCorp	138,500	10,397
LendingClub Corp. (d)	463,700	8,908
LinkedIn Corp. Class A (a)	195,800	38,167
Marketo, Inc. (a)(d)(e)	2,359,700	70,390
MercadoLibre, Inc. (d)	185,500	26,922
NAVER Corp.	9,827	5,372
New Relic, Inc. (d)	215,400	7,050
New Relic, Inc.	409,379	12,059
Opower, Inc. (a)	434,520	5,145
Rackspace Hosting, Inc. (a)	3,174,900	127,282
Shopify, Inc. Class A	306,400	8,259
Tencent Holdings Ltd.	936,600	18,679
Twitter, Inc. (a)	8,382,690	307,393
Wix.com Ltd. (a)(d)	1,334,486	33,242
Yahoo!, Inc. (a)	765,061	32,848
		3,794,510
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	1,269,132	82,138
IBM Corp.	978,000	165,918
MasterCard, Inc. Class A	3,759,000	346,805
VeriFone Systems, Inc. (a)	4,993,300	190,594
Visa, Inc. Class A	6,761,600	464,387
		1,249,842
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp.	300,000	14,655
Applied Micro Circuits Corp. (a)(d)(e)	6,060,392	38,726
ASML Holding NV (d)	211,593	23,762
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	1,912,100	$ 108,703
Cavium, Inc. (a)(e)	2,985,260	210,073
Cirrus Logic, Inc. (a)	154,000	5,814
Cree, Inc. (a)(d)(e)	6,616,171	200,338
Cypress Semiconductor Corp.	4,619,240	63,422
First Solar, Inc. (a)	4,791,063	238,164
Integrated Device Technology, Inc. (a)	743,900	17,597
Intel Corp.	397,300	13,691
KLA-Tencor Corp.	332,200	19,819
Marvell Technology Group Ltd.	1,249,410	17,479
Mellanox Technologies Ltd. (a)	946,689	47,637
Micron Technology, Inc. (a)	387,300	10,817
NVIDIA Corp. (e)	40,088,360	887,155
Qorvo, Inc. (a)	83,400	6,851
Rambus, Inc. (a)(e)	6,197,200	94,755
Silicon Laboratories, Inc. (a)(e)	3,286,180	182,186
Skyworks Solutions, Inc.	339,831	37,164
SolarEdge Technologies, Inc. (d)	433,500	16,230
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,769,100	42,954
Texas Instruments, Inc.	2,616,100	146,292
Xilinx, Inc.	547,100	25,943
		2,470,227
Software - 8.9%
Activision Blizzard, Inc.	5,348,432	135,101
Adobe Systems, Inc. (a)	1,949,536	154,189
Appirio, Inc. (h)	389,363	2,780
Autodesk, Inc. (a)	603,800	32,696
Electronic Arts, Inc. (a)	100,152	6,285
FireEye, Inc. (a)(d)	33,400	1,555
Fleetmatics Group PLC (a)	215,900	9,027
Guidewire Software, Inc. (a)	404,900	19,617
Imperva, Inc. (a)	211,086	12,836
Intuit, Inc.	503,000	52,387
Microsoft Corp.	10,095,217	473,062
Oracle Corp.	4,342,700	188,864
Red Hat, Inc. (a)	6,213,986	480,155
Salesforce.com, Inc. (a)	25,978,012	1,889,900
ServiceNow, Inc. (a)	3,049,900	233,653
Splunk, Inc. (a)	1,386,000	93,721
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Tableau Software, Inc. (a)	73,100	$ 8,276
Zendesk, Inc.	1,559,900	35,924
		3,830,028
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	20,384,848	2,655,736
Nimble Storage, Inc. (a)(d)	1,254,882	32,476
Samsung Electronics Co. Ltd.	9,759	11,449
SanDisk Corp.	788,800	53,938
		2,753,599
TOTAL INFORMATION TECHNOLOGY		14,823,774
MATERIALS - 1.3%
Chemicals - 1.2%
CF Industries Holdings, Inc.	306,685	96,876
E.I. du Pont de Nemours & Co.	1,386,500	98,455
Eastman Chemical Co.	52,800	4,053
Metabolix, Inc. (a)(d)	117,648	515
Monsanto Co.	1,927,371	225,464
Praxair, Inc.	263,000	32,312
The Dow Chemical Co.	591,100	30,779
The Mosaic Co.	363,400	16,662
		505,116
Metals & Mining - 0.1%
Anglo American PLC (United Kingdom)	2,386,500	37,395
Barrick Gold Corp. (d)	907,500	10,742
		48,137
TOTAL MATERIALS		553,253
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	792,300	43,957
Verizon Communications, Inc.	2,556,700	126,403
		170,360
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,104,500	$ 42,943
TOTAL TELECOMMUNICATION SERVICES		213,303
TOTAL COMMON STOCKS (Cost $21,781,107)		42,288,909
Preferred Stocks - 1.8%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(h)	17,901,305	21,482
Series G, 8.00% (h)	2,750,007	3,300
		24,782
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (h)	92,950	2,734
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(h)	1,506,412	12,157
Series D (a)(h)	424,747	3,428
		15,585
Media - 0.0%
Turn, Inc. Series E (a)(h)	984,774	6,096
TOTAL CONSUMER DISCRETIONARY		49,197
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (h)	750,363	10,000
HEALTH CARE - 0.4%
Biotechnology - 0.3%
BeiGene Ltd. Series A2 (h)	8,617,681	10,083
Intarcia Therapeutics, Inc.:
Series CC (a)(h)	1,051,411	32,720
Series DD (a)(h)	1,543,687	48,040
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Biotechnology - continued
Moderna LLC Series E (h)	565,117	$ 34,851
Seres Health, Inc. Series C 8.00% (h)	572,827	6,967
		132,661
Health Care Equipment & Supplies - 0.1%
Penumbra, Inc. Series F (h)	1,128,787	20,589
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (a)(h)	7,940,644	7,941
Syros Pharmaceuticals, Inc. Series B, 6.00% (h)	3,779,290	11,890
		19,831
TOTAL HEALTH CARE		173,081
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (h)	216,276	16,753
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(h)	1,017,079	38,304
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(h)	2,990,903	25,218
Professional Services - 0.2%
YourPeople, Inc. Series C (h)	5,833,137	86,920
TOTAL INDUSTRIALS		167,195
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.4%
Uber Technologies, Inc.:
Series D, 8.00% (h)	4,770,180	158,931
Series E, 8.00% (h)	209,216	6,971
		165,902
IT Services - 0.1%
AppNexus, Inc. Series E (h)	923,523	23,707
Nutanix, Inc. Series E (h)	1,151,309	18,053
		41,760
Software - 0.3%
Appirio, Inc. Series E (h)	2,725,544	19,462
Apptio, Inc. Series E, 8.00% (a)(h)	881,266	18,251
Cloudera, Inc. Series F (a)(h)	529,285	11,284
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Cloudflare, Inc. Series D (h)	1,429,726	$ 8,907
Dataminr, Inc. Series D (h)	1,773,901	22,617
MongoDB, Inc. Series F, 8.00% (a)(h)	1,913,404	16,742
Snapchat, Inc. Series F (h)	452,473	13,900
Taboola.Com Ltd. Series E (h)	1,337,420	13,943
		125,106
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc.:
Series E (a)(h)	1,004,190	17,162
Series F (a)(h)	473,649	8,095
		25,257
TOTAL INFORMATION TECHNOLOGY		358,025
TOTAL CONVERTIBLE PREFERRED STOCKS		757,498
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(g)(h)	619,048	0
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(h)	468,823	28,912
TOTAL PREFERRED STOCKS (Cost $667,320)		786,410
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	48,783,069	$ 48,783
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,128,946,107	1,128,946
TOTAL MONEY MARKET FUNDS (Cost $1,177,729)		1,177,729
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $23,626,156)		44,253,048
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,085,690)
NET ASSETS - 100%		$ 43,167,358
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,081,000 or 0.1% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $957,875,000 or 2.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Adimab LLC unit	9/17/14	$ 36,200
Appirio, Inc.	2/12/15	$ 2,780
Appirio, Inc. Series E	2/12/15	$ 19,462
AppNexus, Inc. Series E	8/1/14	$ 18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
BeiGene Ltd. Series A2	4/21/15	$ 10,083
Blue Apron, Inc. Series D	5/18/15	$ 10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$ 19,612
Cloudera, Inc. Series F	2/5/14	$ 7,706
Cloudflare, Inc. Series D	11/5/14	$ 8,758
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$ 22,617
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Security	Acquisition Date	Acquisition Cost (000s)
Intarcia Therapeutics, Inc. Series CC	11/14/12	$ 14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$ 50,000
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
Moderna LLC Series E	12/18/14	$ 34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Nutanix, Inc. Series E	8/26/14	$ 15,424
Penumbra, Inc. Series F	5/16/14	$ 14,900
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$ 16,212
Roku, Inc. Series G, 8.00%	10/1/14	$ 3,574
RPI International Holdings LP	5/21/15	$ 9,997
Seres Health, Inc. Series C 8.00%	11/24/14	$ 6,967
Snapchat, Inc. Series F	3/25/15	$ 13,900
Space Exploration Technologies Corp. Series G	1/20/15	$ 16,753
Security	Acquisition Date	Acquisition Cost (000s)
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 11,890
Taboola.Com Ltd. Series E	12/22/14	$ 13,943
The Honest Co., Inc.	8/21/14	$ 1,078
The Honest Co., Inc. Series C	8/21/14	$ 2,515
Tory Burch LLC	12/31/12	$ 17,779
Tory Burch LLC Class A unit	5/14/15	$ 67,653
Turn, Inc. Series E	12/30/13	$ 8,213
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 6,971
YourPeople, Inc. Series C	5/1/15	$ 86,920
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	4,047
Total	$ 4,157
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 169,528	$ 2,081	$ 4,037	$ -	$ 231,162
Actua Corp.	63,259	122	2,402	-	45,761
Alkermes PLC	580,112	19,866	29,857	-	634,145
Alnylam Pharmaceuticals, Inc.	506,721	27,978	25,195	-	668,291
Applied Micro Circuits Corp.	37,420	-	1,413	-	38,726
aTyr Pharma, Inc.	-	7,940	-	-	12,602
aTyr Pharma, Inc.	-	5,683	-	-	30,266
bluebird bio, Inc.	86,573	26,128	11,081	-	432,166
Buffalo Wild Wings, Inc.	174,550	-	30,144	-	-
Cavium, Inc.	173,567	3,636	9,273	-	210,073
Chimerix, Inc.	80,358	9,255	4,383	-	101,495
Chuy's Holdings, Inc.	29,352	3,047	1,425	-	37,572
Cree, Inc.	263,391	-	21,183	-	200,338
Dicerna Pharmaceuticals, Inc.	9,744	5,269	1,068	-	19,121
Eleven Biotherapeutics, Inc.	7,072	7,122	261	-	3,594
Endocyte, Inc.	21,828	-	3,456	-	17,023
Fate Therapeutics, Inc.	5,569	2,379	322	-	11,860
First Solar, Inc.	259,648	-	29,370	-	-
ImmunoGen, Inc.	44,340	-	9,220	-	-
Immunomedics, Inc.	21,150	-	3,313	-	-
Infinera Corp.	154,332	14,604	9,459	-	241,827
Insulet Corp.	161,108	1,017	50,782	-	-
Intra-Cellular Therapies, Inc.	28,907	10,302	2,339	-	61,438
Isis Pharmaceuticals, Inc.	435,678	13,682	25,102	-	555,982
Kate Spade & Co.	256,567	37,346	11,182	-	218,243
Lexicon Pharmaceuticals, Inc.	41,449	-	1,876	-	-
lululemon athletica, Inc.	410,854	68,549	26,182	-	558,602
Lumber Liquidators Holdings, Inc.	119,494	3,274	3,564	-	37,240
Marketo, Inc.	76,346	1,949	2,710	-	70,390
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Merrimack Pharmaceuticals, Inc.	$ 87,434	$ 5,701	$ 17,235	$ -	$ 99,760
Momenta Pharmaceuticals, Inc.	13,208	73,000	1,853	-	112,358
NPS Pharmaceuticals, Inc.	253,941	-	346,490	-	-
NVIDIA Corp.	861,599	17,328	39,500	7,397	887,155
Presbia PLC	-	7,249	41	-	7,331
Prothena Corp. PLC	49,838	7,014	2,621	-	85,319
Rambus, Inc.	77,562	-	4,329	-	94,755
Regulus Therapeutics, Inc.	61,620	4,659	2,784	-	48,068
Restoration Hardware Holdings, Inc.	179,519	9,751	8,633	-	194,206
Rigel Pharmaceuticals, Inc.	11,098	712	813	-	17,977
Sage Therapeutics, Inc.	35,495	4,370	1,815	-	70,255
Sage Therapeutics, Inc.	-	-	-	-	55,081
Seattle Genetics, Inc.	306,182	4,442	13,605	-	351,750
Silicon Laboratories, Inc.	151,414	8,441	10,963	-	182,186
Transition Therapeutics, Inc.	12,339	8,067	883	-	23,349
VeriFone Systems, Inc.	231,754	-	53,853	-	-
Wizz Air Holdings PLC	-	61,042	1,576	-	68,239
Total	$ 6,551,920	$ 483,005	$ 827,593	$ 7,397	$ 6,735,706
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,682,039	$ 6,520,395	$ 18,737	$ 142,907
Consumer Staples	3,669,347	3,659,347	-	10,000
Energy	1,449,852	1,449,852	-	-
Financials	1,340,017	1,330,020	-	9,997
Health Care	10,398,402	10,039,023	110,528	248,851
Industrials	3,587,307	3,420,112	-	167,195
Information Technology	15,181,799	14,772,133	30,738	378,928
Materials	553,253	515,858	37,395	-
Telecommunication Services	213,303	213,303	-	-
Money Market Funds	1,177,729	1,177,729	-	-
Total Investments in Securities:	$ 44,253,048	$ 43,097,772	$ 197,398	$ 957,878
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 689,009
Net Realized Gain (Loss) on Investment Securities	3,741
Net Unrealized Gain (Loss) on Investment Securities	8,213
Cost of Purchases	316,180
Proceeds of Sales	(59,265)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 957,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 25,750

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and proceeds of sales includes securities delivered through in-kind transactions. See Note 4 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,098,791) - See accompanying schedule: Unaffiliated issuers (cost $18,613,832)	$ 36,339,613
Fidelity Central Funds (cost $1,177,729)	1,177,729
Other affiliated issuers (cost $3,834,595)	6,735,706
Total Investments (cost $23,626,156)		$ 44,253,048
Cash		4,171
Foreign currency held at value (cost $75)		75
Receivable for investments sold		128,796
Receivable for fund shares sold		33,776
Dividends receivable		30,112
Distributions receivable from Fidelity Central Funds		671
Prepaid expenses		14
Other receivables		1,652
Total assets		44,452,315

Liabilities
Payable for investments purchased	$ 76,074
Payable for fund shares redeemed	47,222
Accrued management fee	26,654
Other affiliated payables	3,918
Other payables and accrued expenses	2,143
Collateral on securities loaned, at value	1,128,946
Total liabilities		1,284,957

Net Assets		$ 43,167,358
Net Assets consist of:
Paid in capital		$ 20,143,560
Undistributed net investment income		4,101
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,393,097
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,626,600
Net Assets		$ 43,167,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,575,482 ÷ 166,282 shares)	$ 141.78

Class K: Net Asset Value, offering price and redemption price per share ($19,591,876 ÷ 138,307 shares)	$ 141.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends (including $7,397 earned from other affiliated issuers)		$ 174,761
Interest		157
Income from Fidelity Central Funds		4,157
Total income		179,075

Expenses
Management fee Basic fee	$ 117,448
Performance adjustment	32,357
Transfer agent fees	22,582
Accounting and security lending fees	1,232
Custodian fees and expenses	301
Independent trustees' compensation	90
Appreciation in deferred trustee compensation account	1
Registration fees	145
Audit	104
Legal	32
Interest	1
Miscellaneous	159
Total expenses before reductions	174,452
Expense reductions	(960)	173,492
Net investment income (loss)		5,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,048,141
Other affiliated issuers	394,296
Foreign currency transactions	111
Total net realized gain (loss)		2,442,548
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $295)	709,253
Assets and liabilities in foreign currencies	43
Total change in net unrealized appreciation (depreciation)		709,296
Net gain (loss)		3,151,844
Net increase (decrease) in net assets resulting from operations		$ 3,157,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,583	$ 74,152
Net realized gain (loss)	2,442,548	6,303,239
Change in net unrealized appreciation (depreciation)	709,296	663,840
Net increase (decrease) in net assets resulting from operations	3,157,427	7,041,231
Distributions to shareholders from net investment income	(57,135)	(103,830)
Distributions to shareholders from net realized gain	(1,421,834)	(3,129,839)
Total distributions	(1,478,969)	(3,233,669)
Share transactions - net increase (decrease)	(917,991)	(6,288,051)
Total increase (decrease) in net assets	760,467	(2,480,489)

Net Assets
Beginning of period	42,406,891	44,887,380
End of period (including undistributed net investment income of $4,101 and undistributed net investment income of $55,653, respectively)	$ 43,167,358	$ 42,406,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 136.46	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.29	.15	.09	.01
Net realized and unrealized gain (loss)	10.03	20.49	31.23	13.12	5.80	13.76
Total from investment operations	10.02	20.64	31.52	13.27	5.89	13.77
Distributions from net investment income	(.13)	(.21)	(.19)	(.05)	-H	(.12)
Distributions from net realized gain	(4.57)	(8.67)	(2.44)	(2.71)	-	(.01)
Total distributions	(4.70)	(8.87)K	(2.63)	(2.76)	-H	(.12)J
Net asset value, end of period	$ 141.78	$ 136.46	$ 124.69	$ 95.80	$ 85.29	$ 79.40
Total ReturnB, C	7.62%	17.80%	33.85%	16.24%	7.42%	20.98%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.82%	.83%	.90%	.84%	.89%
Expenses net of fee waivers, if any	.86%A	.82%	.83%	.90%	.84%	.89%
Expenses net of all reductions	.86%A	.82%	.83%	.90%	.84%	.89%
Net investment income (loss)	(.02)%A	.12%	.27%	.16%	.10%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 23,575	$ 24,165	$ 22,936	$ 22,952	$ 24,665	$ 27,742
Portfolio turnover rateF	16% A,I	12%I	26%	33%	36%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

K Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 136.41	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82
Income from Investment Operations
Net investment income (loss) D	.06	.29	.42	.27	.21	.13
Net realized and unrealized gain (loss)	10.01	20.48	31.21	13.10	5.80	13.78
Total from investment operations	10.07	20.77	31.63	13.37	6.01	13.91
Distributions from net investment income	(.26)	(.37)	(.34)	(.19)	(.14)	(.24)
Distributions from net realized gain	(4.57)	(8.67)	(2.44)	(2.71)	-	(.01)
Total distributions	(4.83)	(9.04)	(2.77)I	(2.90)	(.14)	(.25)
Net asset value, end of period	$ 141.65	$ 136.41	$ 124.68	$ 95.82	$ 85.35	$ 79.48
Total ReturnB, C	7.67%	17.93%	34.02%	16.38%	7.57%	21.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.71%	.71%	.77%	.70%	.72%
Expenses net of fee waivers, if any	.76%A	.71%	.71%	.77%	.70%	.72%
Expenses net of all reductions	.76%A	.71%	.71%	.77%	.70%	.72%
Net investment income (loss)	.08%A	.24%	.39%	.29%	.24%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 19,592	$ 18,242	$ 21,951	$ 15,454	$ 10,568	$ 6,571
Portfolio turnover rateF	16% A,H	12%H	26%	33%	36%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 957,878	Discounted cash flow	Free cash flow yield	4.5%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Discount rate	15.0%	Decrease
			Transaction price	$0.00 - $117.90 / $48.94	Increase
			Put premium	38.0	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 12.8%	Decrease
			EV/Sales multiple	1.7 - 12.5 / 6.2	Increase
			Premium rate	15.0% - 20.0% / 16.4%	Increase
			Discount for lack of marketability	15.0% - 20.0% / 15.7%	Decrease
			Cap weighted adjustment	7.8	Increase
		Replacement cost	Liquidation preference	$8.34	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustee compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 21,447,778
Gross unrealized depreciation	(852,146)
Net unrealized appreciation (depreciation) on securities	$ 20,595,632

Tax cost	$ 23,657,416

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind trans-actions, aggregated $3,507,065 and $3,953,584, respectively.

Redemption In-Kind. During the period, 13,360 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments with a value of $1,833,613. The net realized gain of $1,091,007 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Company	$ 18,083.15
Class K	4,499.05
	$ 22,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $55 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,958.36%		$ -*

* Amount represents three hundred fifty-seven dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $33 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $27,257. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,047, including $550 from securities loaned to FCM.

Semiannual Report

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $15,110. The weighted average interest rate was .61%. The interest expense amounted to two hundred fifty-six dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $211 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Company expenses during the period in the amount of $748.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Growth Company	$ 22,480	$ 37,937
Class K	34,655	65,893
Total	$ 57,135	$ 103,830
From net realized gain
Growth Company	$ 808,358	$ 1,596,300
Class K	613,476	1,533,539
Total	$ 1,421,834	$ 3,129,839

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Growth Company
Shares sold	10,817	21,635	$ 1,476,448	$ 2,682,272
Reinvestment of distributions	6,056	13,474	796,034	1,574,166
Shares redeemed	(27,674)A	(41,979)B	(3,763,893)A	(5,228,521)B
Net increase (decrease)	(10,801)	(6,870)	$ (1,491,411)	$ (972,083)
Class K
Shares sold	27,058	33,338	$ 3,667,736	$ 4,145,380
Reinvestment of distributions	4,938	13,711	648,130	1,599,432
Shares redeemed	(27,415)A	(89,381)B	(3,742,446)A	(11,060,780)B
Net increase (decrease)	4,581	(42,332)	$ 573,420	$ (5,315,968)

A Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

B Amount includes in-kind redemptions.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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Fidelity Distributors Corporation

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Fidelity Investments Institutional
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Fidelity Service Company, Inc.

Boston, MA

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The Bank of New York Mellon

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The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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GCF-USAN-0715
1.786812.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Growth Strategies

Fund -
Class K

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Growth Strategies	.87%
Actual		$ 1,000.00	$ 1,075.20	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class K	.71%
Actual		$ 1,000.00	$ 1,076.10	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Avago Technologies Ltd.	2.4	1.7
Intuit, Inc.	2.3	2.2
Lorillard, Inc.	2.2	1.5
AmerisourceBergen Corp.	2.2	1.4
Electronic Arts, Inc.	2.2	0.0
Wyndham Worldwide Corp.	2.0	1.8
Total System Services, Inc.	2.0	1.1
Kroger Co.	2.0	1.7
Cigna Corp.	1.9	1.1
O'Reilly Automotive, Inc.	1.9	1.3
	21.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	17.6
Consumer Discretionary	20.8	20.7
Health Care	18.1	16.9
Industrials	17.5	19.7
Financials	8.6	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 99.6%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.9%	** Foreign investments	12.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.1%
Delphi Automotive PLC	301,500	$ 26,224
Tenneco, Inc. (a)	214,000	12,566
Visteon Corp. (a)	265,650	29,094
		67,884
Automobiles - 0.8%
Harley-Davidson, Inc.	486,100	26,001
Diversified Consumer Services - 1.1%
Service Corp. International	600,000	17,436
ServiceMaster Global Holdings, Inc.	570,000	19,146
		36,582
Hotels, Restaurants & Leisure - 4.5%
Jack in the Box, Inc.	473,000	41,061
Las Vegas Sands Corp.	811,000	41,223
Wyndham Worldwide Corp.	770,000	65,381
		147,665
Household Durables - 1.7%
Harman International Industries, Inc.	200,100	24,116
Jarden Corp. (a)	346,500	18,385
Tupperware Brands Corp.	170,000	11,176
		53,677
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp. Series A (a)	647,000	18,097
Orbitz Worldwide, Inc. (a)	286,961	3,234
TripAdvisor, Inc. (a)	335,000	25,547
zulily, Inc. Class A (a)	452,000	5,978
		52,856
Leisure Products - 0.5%
Mattel, Inc.	617,000	15,925
Media - 1.4%
DIRECTV (a)	340,000	30,954
Time Warner Cable, Inc.	82,500	14,923
		45,877
Multiline Retail - 0.1%
Macy's, Inc.	28,000	1,875
Specialty Retail - 4.1%
AutoZone, Inc. (a)	31,470	21,199
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	1,144,000	$ 50,954
O'Reilly Automotive, Inc. (a)	282,000	61,907
		134,060
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.	1,470,000	46,834
Michael Kors Holdings Ltd. (a)	240,000	11,160
VF Corp.	524,200	36,919
		94,913
TOTAL CONSUMER DISCRETIONARY		677,315
CONSUMER STAPLES - 7.2%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,732
Monster Beverage Corp. (a)	150,000	19,092
		24,824
Food & Staples Retailing - 2.0%
Kroger Co.	873,000	63,554
Food Products - 2.2%
Mead Johnson Nutrition Co. Class A	460,000	44,758
The Hershey Co.	280,000	26,001
		70,759
Tobacco - 2.2%
Lorillard, Inc.	1,010,000	73,205
TOTAL CONSUMER STAPLES		232,342
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	51,000	2,618
Oceaneering International, Inc.	128,000	6,502
Oil States International, Inc. (a)	40,000	1,635
		10,755
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	247,000	8,388
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	339,900	$ 30,081
World Fuel Services Corp.	128,100	6,409
		44,878
TOTAL ENERGY		55,633
FINANCIALS - 8.6%
Banks - 0.2%
Investors Bancorp, Inc.	387,336	4,652
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	149,300	33,392
Ameriprise Financial, Inc.	348,000	43,357
Invesco Ltd.	344,000	13,702
Lazard Ltd. Class A	350,300	19,463
		109,914
Consumer Finance - 0.6%
Springleaf Holdings, Inc. (a)	426,400	20,263
Diversified Financial Services - 3.2%
IntercontinentalExchange Group, Inc.	105,000	24,862
McGraw Hill Financial, Inc.	506,000	52,498
Moody's Corp.	256,000	27,674
		105,034
Insurance - 0.4%
AmTrust Financial Services, Inc. (d)	220,800	13,288
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	698,000	26,692
TOTAL FINANCIALS		279,843
HEALTH CARE - 18.1%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	49,200	9,039
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,235,736	22,577
Zimmer Holdings, Inc.	285,802	32,607
		55,184
Health Care Providers & Services - 11.6%
Aetna, Inc.	470,000	55,446
AmerisourceBergen Corp.	640,000	72,038
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	293,000	$ 25,834
Cigna Corp.	444,000	62,529
DaVita HealthCare Partners, Inc. (a)	410,000	34,350
HCA Holdings, Inc. (a)	473,000	38,706
Henry Schein, Inc. (a)	97,000	13,742
MEDNAX, Inc. (a)	759,975	54,095
Universal Health Services, Inc. Class B	155,100	20,098
		376,838
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	377,695	15,557
Mettler-Toledo International, Inc. (a)	29,000	9,416
		24,973
Pharmaceuticals - 3.8%
Endo Health Solutions, Inc. (a)	451,000	37,776
Jazz Pharmaceuticals PLC (a)	185,000	33,180
Mylan N.V.	733,800	53,296
		124,252
TOTAL HEALTH CARE		590,286
INDUSTRIALS - 17.5%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	245,000	30,378
Meggitt PLC	966,600	7,512
TransDigm Group, Inc.	229,000	51,763
		89,653
Airlines - 3.7%
Alaska Air Group, Inc.	476,243	30,784
Delta Air Lines, Inc.	720,000	30,902
Southwest Airlines Co.	1,007,200	37,317
United Continental Holdings, Inc. (a)	376,000	20,526
		119,529
Commercial Services & Supplies - 1.2%
Deluxe Corp.	327,000	20,872
KAR Auction Services, Inc.	472,260	17,596
		38,468
Electrical Equipment - 2.0%
AMETEK, Inc.	480,000	25,805
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	114,400	$ 12,359
Rockwell Automation, Inc.	231,000	28,388
		66,552
Industrial Conglomerates - 1.0%
Roper Industries, Inc.	188,600	32,997
Machinery - 3.0%
Allison Transmission Holdings, Inc.	276,200	8,452
IDEX Corp.	249,000	19,238
Toro Co.	225,216	15,403
WABCO Holdings, Inc. (a)	128,000	16,182
Wabtec Corp.	372,000	37,312
		96,587
Professional Services - 1.9%
Equifax, Inc.	445,300	44,677
Verisk Analytics, Inc. (a)	248,100	18,007
		62,684
Road & Rail - 1.3%
CSX Corp.	420,000	14,314
Landstar System, Inc.	407,515	26,651
		40,965
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	92,500	22,231
TOTAL INDUSTRIALS		569,666
INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	522,300	29,797
Ingram Micro, Inc. Class A (a)	370,000	9,920
Keysight Technologies, Inc. (a)	363,500	11,945
TE Connectivity Ltd.	241,400	16,657
		68,319
Internet Software & Services - 0.8%
HomeAway, Inc. (a)	250,000	7,018
VeriSign, Inc. (a)	308,000	19,463
		26,481
IT Services - 6.4%
Amdocs Ltd.	394,900	21,660
Broadridge Financial Solutions, Inc.	545,000	29,528
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	304,000	$ 19,061
Fiserv, Inc. (a)	510,600	40,925
FleetCor Technologies, Inc. (a)	133,800	20,356
Genpact Ltd. (a)	489,900	11,018
Total System Services, Inc.	1,580,000	65,096
		207,644
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	87,728	4,286
Avago Technologies Ltd.	530,000	78,470
Cree, Inc. (a)(d)	166,000	5,026
Micron Technology, Inc. (a)	727,900	20,330
NXP Semiconductors NV (a)	280,074	31,438
Skyworks Solutions, Inc.	455,000	49,759
		189,309
Software - 5.7%
Adobe Systems, Inc. (a)	154,800	12,243
Check Point Software Technologies Ltd. (a)	307,400	26,043
Electronic Arts, Inc. (a)	1,133,504	71,133
Intuit, Inc.	740,000	77,071
		186,490
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	470,000	32,139
TOTAL INFORMATION TECHNOLOGY		710,382
MATERIALS - 3.9%
Chemicals - 3.2%
Celanese Corp. Class A	260,000	17,901
Eastman Chemical Co.	383,500	29,441
Sherwin-Williams Co.	145,000	41,786
Sigma Aldrich Corp.	5,000	697
The Scotts Miracle-Gro Co. Class A	230,307	14,109
		103,934
Containers & Packaging - 0.7%
Ball Corp.	135,000	9,584
Packaging Corp. of America	178,000	12,314
		21,898
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
SunCoke Energy, Inc.	123,000	$ 2,000
TOTAL MATERIALS		127,832
TOTAL COMMON STOCKS (Cost $2,611,807)		3,243,299
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.15% (b)	12,434,994	12,435
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,731,550	9,732
TOTAL MONEY MARKET FUNDS (Cost $22,167)		22,167
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,633,974)		3,265,466
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,435)
NET ASSETS - 100%		$ 3,256,031
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	12
Total	$ 34
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Netherlands	2.6%
Singapore	2.4%
Ireland	2.2%
Bermuda	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,477) - See accompanying schedule: Unaffiliated issuers (cost $2,611,807)	$ 3,243,299
Fidelity Central Funds (cost $22,167)	22,167
Total Investments (cost $2,633,974)		$ 3,265,466
Receivable for investments sold		12,402
Receivable for fund shares sold		3,276
Dividends receivable		3,832
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		1
Other receivables		87
Total assets		3,285,069

Liabilities
Payable for investments purchased	$ 14,872
Payable for fund shares redeemed	1,914
Accrued management fee	1,874
Other affiliated payables	523
Other payables and accrued expenses	123
Collateral on securities loaned, at value	9,732
Total liabilities		29,038

Net Assets		$ 3,256,031
Net Assets consist of:
Paid in capital		$ 3,226,840
Undistributed net investment income		2,988
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(605,289)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		631,492
Net Assets		$ 3,256,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($2,603,557 ÷ 74,884 shares)	$ 34.77

Class K: Net Asset Value, offering price and redemption price per share ($652,474 ÷ 18,634 shares)	$ 35.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 15,321
Income from Fidelity Central Funds		34
Total income		15,355

Expenses
Management fee Basic fee	$ 8,481
Performance adjustment	348
Transfer agent fees	2,494
Accounting and security lending fees	419
Custodian fees and expenses	35
Independent trustees' compensation	6
Registration fees	75
Audit	27
Legal	6
Miscellaneous	9
Total expenses before reductions	11,900
Expense reductions	(16)	11,884
Net investment income (loss)		3,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,339
Foreign currency transactions	9
Total net realized gain (loss)		76,348
Change in net unrealized appreciation (depreciation) on: Investment securities		134,670
Net gain (loss)		211,018
Net increase (decrease) in net assets resulting from operations		$ 214,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,471	$ 8,116
Net realized gain (loss)	76,348	207,999
Change in net unrealized appreciation (depreciation)	134,670	116,664
Net increase (decrease) in net assets resulting from operations	214,489	332,779
Distributions to shareholders from net investment income	(7,023)	(4,343)
Distributions to shareholders from net realized gain	(561)	-
Total distributions	(7,584)	(4,343)
Share transactions - net increase (decrease)	828,723	(90,412)
Redemption fees	221	108
Total increase (decrease) in net assets	1,035,849	238,132

Net Assets
Beginning of period	2,220,182	1,982,050
End of period (including undistributed net investment income of $2,988 and undistributed net investment income of $6,540, respectively)	$ 3,256,031	$ 2,220,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.44	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28
Income from Investment Operations
Net investment income (loss) D	.04	.11	.09	.02G	(.04)	(.04)
Net realized and unrealized gain (loss)	2.39	4.72	7.10	1.49	.10	3.75
Total from investment operations	2.43	4.83	7.19	1.51	.06	3.71
Distributions from net investment income	(.09)	(.05)	(.07)H	-	-	-
Distributions from net realized gain	(.01)	-	(.02)H	-	-	-
Total distributions	(.10)	(.05)	(.09)	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.77	$ 32.44	$ 27.66	$ 20.56	$ 19.05	$ 18.99
Total ReturnB, C	7.52%	17.50%	35.13%	7.93%	.32%	24.28%
Ratios to Average Net Assets E, I
Expenses before reductions	.87%A	.72%	.71%	.73%	.79%	.78%
Expenses net of fee waivers, if any	.87%A	.72%	.71%	.73%	.79%	.78%
Expenses net of all reductions	.87%A	.72%	.69%	.72%	.77%	.77%
Net investment income (loss)	.21%A	.37%	.39%	.09%G	(.21)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,604	$ 1,835	$ 1,640	$ 1,385	$ 1,597	$ 1,925
Portfolio turnover rateF	41% A	58%	87%	165%	165%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.70	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29
Income from Investment Operations
Net investment income (loss) D	.06	.17	.15	.07G	.01	-J
Net realized and unrealized gain (loss)	2.41	4.76	7.14	1.50	.10	3.77
Total from investment operations	2.47	4.93	7.29	1.57	.11	3.77
Distributions from net investment income	(.15)	(.11)	(.13)H	-	-	-
Distributions from net realized gain	(.01)	-	(.02)H	-	-	-
Total distributions	(.15)K	(.11)	(.15)	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 35.02	$ 32.70	$ 27.88	$ 20.74	$ 19.17	$ 19.06
Total ReturnB, C	7.61%	17.75%	35.42%	8.19%	.58%	24.66%
Ratios to Average Net Assets E, I
Expenses before reductions	.71%A	.53%	.48%	.48%	.54%	.52%
Expenses net of fee waivers, if any	.71%A	.53%	.48%	.48%	.54%	.52%
Expenses net of all reductions	.71%A	.53%	.46%	.47%	.53%	.51%
Net investment income (loss)	.37%A	.56%	.62%	.34%G	.03%	-%L
Supplemental Data
Net assets, end of period (in millions)	$ 652	$ 385	$ 342	$ 274	$ 220	$ 179
Portfolio turnover rateF	41% A	58%	87%	165%	165%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share. LAmount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 689,517
Gross unrealized depreciation	(58,144)
Net unrealized appreciation (depreciation) on securities	$ 631,373

Tax cost	$ 2,634,093

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (551,333)
2017	(129,992)
Total capital loss carryforward	$ (681,325)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,407,325 and $573,472, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Strategies	$ 2,363.21
Class K	131.05
	$ 2,494

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

7. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12 including ten dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Strategies expenses during the period in the amount of three hundred and nineteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Growth Strategies	$ 5,313	$ 3,012
Class K	1,710	1,331
Total	$ 7,023	$ 4,343
From net realized gain
Growth Strategies	$ 467	$ -
Class K	94	-
Total	$ 561	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Growth Strategies
Shares sold	22,087	5,295	$ 731,152	$ 159,469
Reinvestment of distributions	179	108	5,600	2,940
Shares redeemed	(3,953)	(8,117)	(132,479)	(237,306)
Net increase (decrease)	18,313	(2,714)	$ 604,273	$ (74,897)
Class K
Shares sold	8,120	2,651	$ 266,908	$ 78,391
Reinvestment of distributions	57	48	1,804	1,330
Shares redeemed	(1,309)	(3,210)	(44,262)	(95,236)
Net increase (decrease)	6,868	(511)	$ 224,450	$ (15,515)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-K-USAN-0715
1.863030.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Growth Strategies

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Growth Strategies	.87%
Actual		$ 1,000.00	$ 1,075.20	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class K	.71%
Actual		$ 1,000.00	$ 1,076.10	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Avago Technologies Ltd.	2.4	1.7
Intuit, Inc.	2.3	2.2
Lorillard, Inc.	2.2	1.5
AmerisourceBergen Corp.	2.2	1.4
Electronic Arts, Inc.	2.2	0.0
Wyndham Worldwide Corp.	2.0	1.8
Total System Services, Inc.	2.0	1.1
Kroger Co.	2.0	1.7
Cigna Corp.	1.9	1.1
O'Reilly Automotive, Inc.	1.9	1.3
	21.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	17.6
Consumer Discretionary	20.8	20.7
Health Care	18.1	16.9
Industrials	17.5	19.7
Financials	8.6	9.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 99.6%		Stocks 99.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	11.9%	** Foreign investments	12.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 2.1%
Delphi Automotive PLC	301,500	$ 26,224
Tenneco, Inc. (a)	214,000	12,566
Visteon Corp. (a)	265,650	29,094
		67,884
Automobiles - 0.8%
Harley-Davidson, Inc.	486,100	26,001
Diversified Consumer Services - 1.1%
Service Corp. International	600,000	17,436
ServiceMaster Global Holdings, Inc.	570,000	19,146
		36,582
Hotels, Restaurants & Leisure - 4.5%
Jack in the Box, Inc.	473,000	41,061
Las Vegas Sands Corp.	811,000	41,223
Wyndham Worldwide Corp.	770,000	65,381
		147,665
Household Durables - 1.7%
Harman International Industries, Inc.	200,100	24,116
Jarden Corp. (a)	346,500	18,385
Tupperware Brands Corp.	170,000	11,176
		53,677
Internet & Catalog Retail - 1.6%
Liberty Interactive Corp. Series A (a)	647,000	18,097
Orbitz Worldwide, Inc. (a)	286,961	3,234
TripAdvisor, Inc. (a)	335,000	25,547
zulily, Inc. Class A (a)	452,000	5,978
		52,856
Leisure Products - 0.5%
Mattel, Inc.	617,000	15,925
Media - 1.4%
DIRECTV (a)	340,000	30,954
Time Warner Cable, Inc.	82,500	14,923
		45,877
Multiline Retail - 0.1%
Macy's, Inc.	28,000	1,875
Specialty Retail - 4.1%
AutoZone, Inc. (a)	31,470	21,199
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
GNC Holdings, Inc.	1,144,000	$ 50,954
O'Reilly Automotive, Inc. (a)	282,000	61,907
		134,060
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.	1,470,000	46,834
Michael Kors Holdings Ltd. (a)	240,000	11,160
VF Corp.	524,200	36,919
		94,913
TOTAL CONSUMER DISCRETIONARY		677,315
CONSUMER STAPLES - 7.2%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,732
Monster Beverage Corp. (a)	150,000	19,092
		24,824
Food & Staples Retailing - 2.0%
Kroger Co.	873,000	63,554
Food Products - 2.2%
Mead Johnson Nutrition Co. Class A	460,000	44,758
The Hershey Co.	280,000	26,001
		70,759
Tobacco - 2.2%
Lorillard, Inc.	1,010,000	73,205
TOTAL CONSUMER STAPLES		232,342
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp. (a)	51,000	2,618
Oceaneering International, Inc.	128,000	6,502
Oil States International, Inc. (a)	40,000	1,635
		10,755
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	247,000	8,388
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	339,900	$ 30,081
World Fuel Services Corp.	128,100	6,409
		44,878
TOTAL ENERGY		55,633
FINANCIALS - 8.6%
Banks - 0.2%
Investors Bancorp, Inc.	387,336	4,652
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	149,300	33,392
Ameriprise Financial, Inc.	348,000	43,357
Invesco Ltd.	344,000	13,702
Lazard Ltd. Class A	350,300	19,463
		109,914
Consumer Finance - 0.6%
Springleaf Holdings, Inc. (a)	426,400	20,263
Diversified Financial Services - 3.2%
IntercontinentalExchange Group, Inc.	105,000	24,862
McGraw Hill Financial, Inc.	506,000	52,498
Moody's Corp.	256,000	27,674
		105,034
Insurance - 0.4%
AmTrust Financial Services, Inc. (d)	220,800	13,288
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	698,000	26,692
TOTAL FINANCIALS		279,843
HEALTH CARE - 18.1%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	49,200	9,039
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,235,736	22,577
Zimmer Holdings, Inc.	285,802	32,607
		55,184
Health Care Providers & Services - 11.6%
Aetna, Inc.	470,000	55,446
AmerisourceBergen Corp.	640,000	72,038
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Cardinal Health, Inc.	293,000	$ 25,834
Cigna Corp.	444,000	62,529
DaVita HealthCare Partners, Inc. (a)	410,000	34,350
HCA Holdings, Inc. (a)	473,000	38,706
Henry Schein, Inc. (a)	97,000	13,742
MEDNAX, Inc. (a)	759,975	54,095
Universal Health Services, Inc. Class B	155,100	20,098
		376,838
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	377,695	15,557
Mettler-Toledo International, Inc. (a)	29,000	9,416
		24,973
Pharmaceuticals - 3.8%
Endo Health Solutions, Inc. (a)	451,000	37,776
Jazz Pharmaceuticals PLC (a)	185,000	33,180
Mylan N.V.	733,800	53,296
		124,252
TOTAL HEALTH CARE		590,286
INDUSTRIALS - 17.5%
Aerospace & Defense - 2.7%
Huntington Ingalls Industries, Inc.	245,000	30,378
Meggitt PLC	966,600	7,512
TransDigm Group, Inc.	229,000	51,763
		89,653
Airlines - 3.7%
Alaska Air Group, Inc.	476,243	30,784
Delta Air Lines, Inc.	720,000	30,902
Southwest Airlines Co.	1,007,200	37,317
United Continental Holdings, Inc. (a)	376,000	20,526
		119,529
Commercial Services & Supplies - 1.2%
Deluxe Corp.	327,000	20,872
KAR Auction Services, Inc.	472,260	17,596
		38,468
Electrical Equipment - 2.0%
AMETEK, Inc.	480,000	25,805
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	114,400	$ 12,359
Rockwell Automation, Inc.	231,000	28,388
		66,552
Industrial Conglomerates - 1.0%
Roper Industries, Inc.	188,600	32,997
Machinery - 3.0%
Allison Transmission Holdings, Inc.	276,200	8,452
IDEX Corp.	249,000	19,238
Toro Co.	225,216	15,403
WABCO Holdings, Inc. (a)	128,000	16,182
Wabtec Corp.	372,000	37,312
		96,587
Professional Services - 1.9%
Equifax, Inc.	445,300	44,677
Verisk Analytics, Inc. (a)	248,100	18,007
		62,684
Road & Rail - 1.3%
CSX Corp.	420,000	14,314
Landstar System, Inc.	407,515	26,651
		40,965
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	92,500	22,231
TOTAL INDUSTRIALS		569,666
INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	522,300	29,797
Ingram Micro, Inc. Class A (a)	370,000	9,920
Keysight Technologies, Inc. (a)	363,500	11,945
TE Connectivity Ltd.	241,400	16,657
		68,319
Internet Software & Services - 0.8%
HomeAway, Inc. (a)	250,000	7,018
VeriSign, Inc. (a)	308,000	19,463
		26,481
IT Services - 6.4%
Amdocs Ltd.	394,900	21,660
Broadridge Financial Solutions, Inc.	545,000	29,528
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	304,000	$ 19,061
Fiserv, Inc. (a)	510,600	40,925
FleetCor Technologies, Inc. (a)	133,800	20,356
Genpact Ltd. (a)	489,900	11,018
Total System Services, Inc.	1,580,000	65,096
		207,644
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	87,728	4,286
Avago Technologies Ltd.	530,000	78,470
Cree, Inc. (a)(d)	166,000	5,026
Micron Technology, Inc. (a)	727,900	20,330
NXP Semiconductors NV (a)	280,074	31,438
Skyworks Solutions, Inc.	455,000	49,759
		189,309
Software - 5.7%
Adobe Systems, Inc. (a)	154,800	12,243
Check Point Software Technologies Ltd. (a)	307,400	26,043
Electronic Arts, Inc. (a)	1,133,504	71,133
Intuit, Inc.	740,000	77,071
		186,490
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	470,000	32,139
TOTAL INFORMATION TECHNOLOGY		710,382
MATERIALS - 3.9%
Chemicals - 3.2%
Celanese Corp. Class A	260,000	17,901
Eastman Chemical Co.	383,500	29,441
Sherwin-Williams Co.	145,000	41,786
Sigma Aldrich Corp.	5,000	697
The Scotts Miracle-Gro Co. Class A	230,307	14,109
		103,934
Containers & Packaging - 0.7%
Ball Corp.	135,000	9,584
Packaging Corp. of America	178,000	12,314
		21,898
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
SunCoke Energy, Inc.	123,000	$ 2,000
TOTAL MATERIALS		127,832
TOTAL COMMON STOCKS (Cost $2,611,807)		3,243,299
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.15% (b)	12,434,994	12,435
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,731,550	9,732
TOTAL MONEY MARKET FUNDS (Cost $22,167)		22,167
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,633,974)		3,265,466
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(9,435)
NET ASSETS - 100%		$ 3,256,031
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	12
Total	$ 34
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Netherlands	2.6%
Singapore	2.4%
Ireland	2.2%
Bermuda	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,477) - See accompanying schedule: Unaffiliated issuers (cost $2,611,807)	$ 3,243,299
Fidelity Central Funds (cost $22,167)	22,167
Total Investments (cost $2,633,974)		$ 3,265,466
Receivable for investments sold		12,402
Receivable for fund shares sold		3,276
Dividends receivable		3,832
Distributions receivable from Fidelity Central Funds		5
Prepaid expenses		1
Other receivables		87
Total assets		3,285,069

Liabilities
Payable for investments purchased	$ 14,872
Payable for fund shares redeemed	1,914
Accrued management fee	1,874
Other affiliated payables	523
Other payables and accrued expenses	123
Collateral on securities loaned, at value	9,732
Total liabilities		29,038

Net Assets		$ 3,256,031
Net Assets consist of:
Paid in capital		$ 3,226,840
Undistributed net investment income		2,988
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(605,289)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		631,492
Net Assets		$ 3,256,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($2,603,557 ÷ 74,884 shares)	$ 34.77

Class K: Net Asset Value, offering price and redemption price per share ($652,474 ÷ 18,634 shares)	$ 35.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 15,321
Income from Fidelity Central Funds		34
Total income		15,355

Expenses
Management fee Basic fee	$ 8,481
Performance adjustment	348
Transfer agent fees	2,494
Accounting and security lending fees	419
Custodian fees and expenses	35
Independent trustees' compensation	6
Registration fees	75
Audit	27
Legal	6
Miscellaneous	9
Total expenses before reductions	11,900
Expense reductions	(16)	11,884
Net investment income (loss)		3,471
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,339
Foreign currency transactions	9
Total net realized gain (loss)		76,348
Change in net unrealized appreciation (depreciation) on: Investment securities		134,670
Net gain (loss)		211,018
Net increase (decrease) in net assets resulting from operations		$ 214,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,471	$ 8,116
Net realized gain (loss)	76,348	207,999
Change in net unrealized appreciation (depreciation)	134,670	116,664
Net increase (decrease) in net assets resulting from operations	214,489	332,779
Distributions to shareholders from net investment income	(7,023)	(4,343)
Distributions to shareholders from net realized gain	(561)	-
Total distributions	(7,584)	(4,343)
Share transactions - net increase (decrease)	828,723	(90,412)
Redemption fees	221	108
Total increase (decrease) in net assets	1,035,849	238,132

Net Assets
Beginning of period	2,220,182	1,982,050
End of period (including undistributed net investment income of $2,988 and undistributed net investment income of $6,540, respectively)	$ 3,256,031	$ 2,220,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.44	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28
Income from Investment Operations
Net investment income (loss) D	.04	.11	.09	.02G	(.04)	(.04)
Net realized and unrealized gain (loss)	2.39	4.72	7.10	1.49	.10	3.75
Total from investment operations	2.43	4.83	7.19	1.51	.06	3.71
Distributions from net investment income	(.09)	(.05)	(.07)H	-	-	-
Distributions from net realized gain	(.01)	-	(.02)H	-	-	-
Total distributions	(.10)	(.05)	(.09)	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 34.77	$ 32.44	$ 27.66	$ 20.56	$ 19.05	$ 18.99
Total ReturnB, C	7.52%	17.50%	35.13%	7.93%	.32%	24.28%
Ratios to Average Net Assets E, I
Expenses before reductions	.87%A	.72%	.71%	.73%	.79%	.78%
Expenses net of fee waivers, if any	.87%A	.72%	.71%	.73%	.79%	.78%
Expenses net of all reductions	.87%A	.72%	.69%	.72%	.77%	.77%
Net investment income (loss)	.21%A	.37%	.39%	.09%G	(.21)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,604	$ 1,835	$ 1,640	$ 1,385	$ 1,597	$ 1,925
Portfolio turnover rateF	41% A	58%	87%	165%	165%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.70	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29
Income from Investment Operations
Net investment income (loss) D	.06	.17	.15	.07G	.01	-J
Net realized and unrealized gain (loss)	2.41	4.76	7.14	1.50	.10	3.77
Total from investment operations	2.47	4.93	7.29	1.57	.11	3.77
Distributions from net investment income	(.15)	(.11)	(.13)H	-	-	-
Distributions from net realized gain	(.01)	-	(.02)H	-	-	-
Total distributions	(.15)K	(.11)	(.15)	-	-	-
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 35.02	$ 32.70	$ 27.88	$ 20.74	$ 19.17	$ 19.06
Total ReturnB, C	7.61%	17.75%	35.42%	8.19%	.58%	24.66%
Ratios to Average Net Assets E, I
Expenses before reductions	.71%A	.53%	.48%	.48%	.54%	.52%
Expenses net of fee waivers, if any	.71%A	.53%	.48%	.48%	.54%	.52%
Expenses net of all reductions	.71%A	.53%	.46%	.47%	.53%	.51%
Net investment income (loss)	.37%A	.56%	.62%	.34%G	.03%	-%L
Supplemental Data
Net assets, end of period (in millions)	$ 652	$ 385	$ 342	$ 274	$ 220	$ 179
Portfolio turnover rateF	41% A	58%	87%	165%	165%	116%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share. LAmount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 689,517
Gross unrealized depreciation	(58,144)
Net unrealized appreciation (depreciation) on securities	$ 631,373

Tax cost	$ 2,634,093

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (551,333)
2017	(129,992)
Total capital loss carryforward	$ (681,325)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,407,325 and $573,472, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Growth Strategies	$ 2,363.21
Class K	131.05
	$ 2,494

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are

Semiannual Report

7. Security Lending - continued

disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12 including ten dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Growth Strategies expenses during the period in the amount of three hundred and nineteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Growth Strategies	$ 5,313	$ 3,012
Class K	1,710	1,331
Total	$ 7,023	$ 4,343
From net realized gain
Growth Strategies	$ 467	$ -
Class K	94	-
Total	$ 561	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Growth Strategies
Shares sold	22,087	5,295	$ 731,152	$ 159,469
Reinvestment of distributions	179	108	5,600	2,940
Shares redeemed	(3,953)	(8,117)	(132,479)	(237,306)
Net increase (decrease)	18,313	(2,714)	$ 604,273	$ (74,897)
Class K
Shares sold	8,120	2,651	$ 266,908	$ 78,391
Reinvestment of distributions	57	48	1,804	1,330
Shares redeemed	(1,309)	(3,210)	(44,262)	(95,236)
Net increase (decrease)	6,868	(511)	$ 224,450	$ (15,515)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-USAN-0715
1.786808.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.72%	$ 1,000.00	$ 1,032.40	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	2.4	2.7
Chevron Corp.	2.3	2.4
Johnson & Johnson	2.2	2.5
General Electric Co.	2.2	2.6
Schlumberger Ltd.	2.1	1.5
IBM Corp.	1.8	1.5
JPMorgan Chase & Co.	1.8	2.0
Bank of America Corp.	1.7	1.9
American International Group, Inc.	1.7	1.9
Tesla Motors, Inc.	1.6	0.8
	19.8
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.8	18.5
Information Technology	15.2	18.7
Energy	14.1	8.3
Consumer Discretionary	13.6	13.9
Health Care	11.3	14.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 96.2%		Stocks 95.4%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 3.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
* Foreign investments	13.9%	** Foreign investments	10.6%

†Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.9%
Johnson Controls, Inc.	395,300	$ 20,564
Tenneco, Inc. (a)	244,900	14,381
		34,945
Automobiles - 1.6%
Tesla Motors, Inc. (a)(d)	251,600	63,101
Distributors - 0.4%
Pool Corp.	260,800	17,286
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	1,345,700	42,188
Domino's Pizza, Inc.	151,400	16,451
Marriott International, Inc. Class A	330,000	25,737
Noodles & Co. (a)(d)	720,400	10,460
Whitbread PLC	413,219	32,336
		127,172
Household Durables - 1.0%
D.R. Horton, Inc.	803,200	20,980
Toll Brothers, Inc. (a)	492,913	17,829
		38,809
Internet & Catalog Retail - 1.2%
Etsy, Inc. (d)	287,293	4,815
Priceline Group, Inc. (a)	26,900	31,528
Rakuten, Inc.	639,000	10,451
		46,794
Leisure Products - 0.6%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	12,465
Vista Outdoor, Inc. (a)	241,200	11,117
		23,582
Media - 2.4%
ITV PLC	2,396,000	9,972
Legend Pictures LLC rights (a)	9	0
Legend Pictures LLC (a)(e)(g)	1,010	2,530
The Walt Disney Co.	503,300	55,549
Viacom, Inc. Class B (non-vtg.)	353,400	23,635
		91,686
Specialty Retail - 1.5%
Cabela's, Inc. Class A (a)(d)	183,400	9,353
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Citi Trends, Inc. (a)	459,366	$ 11,048
TJX Companies, Inc.	594,200	38,255
		58,656
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA (d)	822,600	15,576
Hermes International SCA	33,100	12,929
		28,505
TOTAL CONSUMER DISCRETIONARY		530,536
CONSUMER STAPLES - 6.4%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	203,800	24,026
Food & Staples Retailing - 2.6%
CVS Health Corp.	464,700	47,576
Kroger Co.	280,000	20,384
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(g)	125,000	11,895
Tesco PLC	6,214,200	20,262
		100,117
Food Products - 3.2%
Amira Nature Foods Ltd. (a)(d)	1,353,252	12,788
Associated British Foods PLC	496,900	22,997
General Mills, Inc.	491,200	27,581
Mead Johnson Nutrition Co. Class A	431,900	42,024
The Hershey Co.	121,131	11,248
WhiteWave Foods Co. (a)	165,600	7,954
		124,592
TOTAL CONSUMER STAPLES		248,735
ENERGY - 14.1%
Energy Equipment & Services - 4.2%
FMC Technologies, Inc. (a)	325,600	13,607
Helmerich & Payne, Inc. (d)	496,900	36,269
Oceaneering International, Inc.	542,752	27,572
Odfjell Drilling A/S (a)	5,159,700	4,409
Schlumberger Ltd.	896,700	81,393
		163,250
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	442,600	$ 37,006
Antero Resources Corp. (a)(d)	767,000	30,688
Cabot Oil & Gas Corp.	997,700	33,882
Chevron Corp.	852,600	87,818
Cimarex Energy Co.	154,800	17,881
ConocoPhillips Co.	616,700	39,271
Denbury Resources, Inc. (d)	1,544,600	11,384
Diamondback Energy, Inc.	105,600	8,217
EOG Resources, Inc.	391,800	34,749
GasLog Ltd.	655,300	13,565
Golar LNG Ltd.	655,200	31,129
Legacy Reserves LP	771,300	7,744
Memorial Resource Development Corp.	447,000	8,453
Southwestern Energy Co. (a)	363,300	9,362
Suncor Energy, Inc.	545,400	15,942
		387,091
TOTAL ENERGY		550,341
FINANCIALS - 19.8%
Banks - 10.1%
Bank of America Corp.	4,147,700	68,437
First Republic Bank	763,300	46,218
JPMorgan Chase & Co.	1,068,500	70,286
PNC Financial Services Group, Inc.	240,200	22,985
Regions Financial Corp.	2,292,200	23,128
SunTrust Banks, Inc.	657,712	28,071
U.S. Bancorp	986,000	42,506
Wells Fargo & Co.	1,667,400	93,296
		394,927
Capital Markets - 2.6%
Apollo Investment Corp. (d)	1,014,789	7,966
Charles Schwab Corp.	614,300	19,443
KKR & Co. LP	1,192,104	27,359
Morgan Stanley	760,200	29,040
State Street Corp.	248,500	19,366
		103,174
Consumer Finance - 0.5%
Capital One Financial Corp.	251,400	21,007
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.6%
AIA Group Ltd.	4,684,800	$ 30,845
American International Group, Inc.	1,087,600	63,744
Arch Capital Group Ltd. (a)	290,700	18,573
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,700	12,945
First American Financial Corp.	559,800	19,990
The Chubb Corp.	320,200	31,220
		177,317
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	414,300	19,451
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	1,967,300	21,345
Radian Group, Inc. (d)	2,028,423	36,349
		57,694
TOTAL FINANCIALS		773,570
HEALTH CARE - 11.3%
Biotechnology - 1.0%
Amgen, Inc.	258,580	40,406
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	196,083	11,896
Boston Scientific Corp. (a)	1,966,200	35,922
HeartWare International, Inc. (a)(d)	270,050	19,922
The Cooper Companies, Inc.	114,941	20,893
		88,633
Health Care Providers & Services - 3.0%
Amplifon SpA (d)	1,645,850	13,051
Capital Senior Living Corp. (a)	558,100	14,377
Community Health Systems, Inc. (a)	215,700	11,930
Corvel Corp. (a)	226,700	8,139
Express Scripts Holding Co. (a)	269,200	23,458
Henry Schein, Inc. (a)	149,571	21,190
Universal Health Services, Inc. Class B	184,400	23,895
		116,040
Health Care Technology - 0.6%
HealthStream, Inc. (a)	425,610	12,075
Medidata Solutions, Inc. (a)	203,000	11,776
		23,851
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	374,900	$ 15,442
Eurofins Scientific SA	179,600	54,659
		70,101
Pharmaceuticals - 2.6%
Johnson & Johnson	866,500	86,771
Prestige Brands Holdings, Inc. (a)	300,000	13,176
		99,947
TOTAL HEALTH CARE		438,978
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.5%
Esterline Technologies Corp. (a)	95,600	10,341
KEYW Holding Corp. (a)(d)	1,477,438	10,342
Precision Castparts Corp.	78,800	16,676
Teledyne Technologies, Inc. (a)	103,200	10,457
Textron, Inc.	426,600	19,291
TransDigm Group, Inc.	129,900	29,363
		96,470
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	248,900	15,365
FedEx Corp.	127,600	22,103
Hub Group, Inc. Class A (a)	304,216	12,905
		50,373
Commercial Services & Supplies - 0.7%
Interface, Inc.	480,100	10,337
KAR Auction Services, Inc.	262,900	9,796
U.S. Ecology, Inc. (d)	193,056	8,902
		29,035
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	268,644	11,622
Electrical Equipment - 1.4%
Eaton Corp. PLC	407,551	29,177
OSRAM Licht AG	234,004	12,334
Rockwell Automation, Inc.	115,958	14,250
		55,761
Industrial Conglomerates - 2.2%
General Electric Co.	3,082,500	84,060
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.6%
Harmonic Drive Systems, Inc. (d)	473,400	$ 8,837
Pall Corp.	101,700	12,656
		21,493
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	246,200	20,686
Kansas City Southern	176,600	15,982
		36,668
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. Class A (a)	294,100	7,814
United Rentals, Inc. (a)	341,800	30,389
		38,203
TOTAL INDUSTRIALS		423,685
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	1,073,600	13,275
Juniper Networks, Inc.	578,400	16,080
		29,355
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	414,982	23,675
CDW Corp.	320,500	11,891
TE Connectivity Ltd.	285,200	19,679
		55,245
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	306,100	23,346
Cornerstone OnDemand, Inc. (a)	244,740	7,619
Demandware, Inc. (a)	135,000	8,408
Endurance International Group Holdings, Inc. (a)(d)	1,496,700	30,428
Facebook, Inc. Class A (a)	634,200	50,222
GoDaddy, Inc. (a)(d)	506,400	13,637
Shutterstock, Inc. (a)(d)	147,440	9,435
		143,095
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	300,400	19,442
Fidelity National Information Services, Inc.	306,600	19,224
Fiserv, Inc. (a)	147,800	11,846
IBM Corp.	416,100	70,591
Paychex, Inc.	390,800	19,309
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	477,500	$ 19,673
Visa, Inc. Class A	918,500	63,083
		223,168
Semiconductors & Semiconductor Equipment - 0.9%
Applied Materials, Inc.	484,300	9,749
Broadcom Corp. Class A	472,300	26,850
		36,599
Software - 2.3%
Aspen Technology, Inc. (a)	271,300	11,612
Callidus Software, Inc. (a)	764,300	10,945
Citrix Systems, Inc. (a)	207,300	13,477
Oracle Corp.	1,229,000	53,449
Trion World Network, Inc.:
warrants 8/10/17 (a)(g)	28,652	0
warrants 10/3/18 (a)(g)	41,940	0
		89,483
Technology Hardware, Storage & Peripherals - 0.4%
First Data Holdings, Inc. Class B (g)	3,375,102	16,572
TOTAL INFORMATION TECHNOLOGY		593,517
MATERIALS - 3.4%
Chemicals - 3.0%
Cytec Industries, Inc.	350,000	21,172
Ecolab, Inc.	242,800	27,837
LyondellBasell Industries NV Class A	356,100	36,002
Monsanto Co.	265,900	31,105
		116,116
Metals & Mining - 0.4%
Constellium NV (a)	294,600	4,012
Novagold Resources, Inc. (a)	2,591,580	10,566
		14,578
TOTAL MATERIALS		130,694
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	1,201,885	$ 59,421
TOTAL COMMON STOCKS (Cost $3,022,489)		$ 3,749,477
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(g)	128,191	229
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	528
Series C-1, 8.00% (a)(g)	71,630	42
Series D, 8.00% (a)(g)	76,875	45
		615
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		$ 844
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (g) (Cost $300)	$ 300	$ 300
Money Market Funds - 8.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	117,679,634	$ 117,680
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	203,131,900	203,132
TOTAL MONEY MARKET FUNDS (Cost $320,812)		$ 320,812
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $3,352,118)		4,071,433
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(174,794)
NET ASSETS - 100%		$ 3,896,639
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,606,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 13,500
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$ 12,620
Mode Media Corp. Series M-1, 8.00%	3/19/08	$ 2,344
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$ 404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 10/10/14	$ 300
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	2,198
Total	$ 2,266
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 530,765	$ 505,090	$ 10,451	$ 15,224
Consumer Staples	248,735	216,578	20,262	11,895
Energy	550,341	550,341	-	-
Financials	773,570	773,570	-	-
Health Care	438,978	438,978	-	-
Industrials	423,685	414,848	8,837	-
Information Technology	594,132	576,945	-	17,187
Materials	130,694	130,694	-	-
Telecommunication Services	59,421	59,421	-	-
Corporate Bonds	300	-	-	300
Money Market Funds	320,812	320,812	-	-
Total Investments in Securities:	$ 4,071,433	$ 3,987,277	$ 39,550	$ 44,606
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 36,954
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	7,651
Cost of Purchases	1
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 44,606
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 7,651

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.1%
United Kingdom	2.2%
Curacao	2.1%
Bermuda	1.7%
Luxembourg	1.4%
Netherlands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $196,579) - See accompanying schedule: Unaffiliated issuers (cost $3,031,306)	$ 3,750,621
Fidelity Central Funds (cost $320,812)	320,812
Total Investments (cost $3,352,118)		$ 4,071,433
Receivable for investments sold		36,583
Receivable for fund shares sold		1,147
Dividends receivable		6,208
Interest receivable		80
Distributions receivable from Fidelity Central Funds		653
Prepaid expenses		2
Other receivables		15
Total assets		4,116,121

Liabilities
Payable for investments purchased	$ 11,758
Payable for fund shares redeemed	2,109
Accrued management fee	1,833
Other affiliated payables	599
Other payables and accrued expenses	51
Collateral on securities loaned, at value	203,132
Total liabilities		219,482

Net Assets		$ 3,896,639
Net Assets consist of:
Paid in capital		$ 2,980,962
Undistributed net investment income		13,575
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		182,794
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		719,308
Net Assets, for 96,878 shares outstanding		$ 3,896,639
Net Asset Value, offering price and redemption price per share ($3,896,639 ÷ 96,878 shares)		$ 40.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,174
Interest		23
Income from Fidelity Central Funds (including $2,198 from security lending)		2,266
Total income		31,463

Expenses
Management fee Basic fee	$ 12,032
Performance adjustment	(1,414)
Transfer agent fees	3,143
Accounting and security lending fees	532
Custodian fees and expenses	39
Independent trustees' compensation	9
Registration fees	34
Audit	39
Legal	5
Interest	1
Miscellaneous	18
Total expenses before reductions	14,438
Expense reductions	(53)	14,385
Net investment income (loss)		17,078
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	205,050
Foreign currency transactions	(106)
Total net realized gain (loss)		204,944
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,172)
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		(100,146)
Net gain (loss)		104,798
Net increase (decrease) in net assets resulting from operations		$ 121,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,078	$ 34,080
Net realized gain (loss)	204,944	319,992
Change in net unrealized appreciation (depreciation)	(100,146)	(856)
Net increase (decrease) in net assets resulting from operations	121,876	353,216
Distributions to shareholders from net investment income	(27,989)	(13,585)
Distributions to shareholders from net realized gain	(279,891)	(152,961)
Total distributions	(307,880)	(166,546)
Share transactions Proceeds from sales of shares	233,172	2,005,006
Reinvestment of distributions	294,068	159,718
Cost of shares redeemed	(726,438)	(896,047)
Net increase (decrease) in net assets resulting from share transactions	(199,198)	1,268,677
Total increase (decrease) in net assets	(385,202)	1,455,347

Net Assets
Beginning of period	4,281,841	2,826,494
End of period (including undistributed net investment income of $13,575 and undistributed net investment income of $24,486, respectively)	$ 3,896,639	$ 4,281,841
Other Information Shares
Sold	5,956	49,084
Issued in reinvestment of distributions	7,811	4,213
Redeemed	(18,597)	(21,976)
Net increase (decrease)	(4,830)	31,321

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 42.10	$ 40.16	$ 32.83	$ 29.63	$ 27.36	$ 23.58
Income from Investment Operations
Net investment income (loss) D	.17	.38G	.23	.32	.12	.04
Net realized and unrealized gain (loss)	.99	3.89	10.14	3.85	2.30	3.86
Total from investment operations	1.16	4.27	10.37	4.17	2.42	3.90
Distributions from net investment income	(.28)	(.19)	(.37)	(.13)	(.03)	(.09)
Distributions from net realized gain	(2.76)	(2.13)	(2.67)	(.84)	(.12)	(.03)
Total distributions	(3.04)	(2.33)I	(3.04)	(.97)	(.15)	(.12)
Net asset value, end of period	$ 40.22	$ 42.10	$ 40.16	$ 32.83	$ 29.63	$ 27.36
Total ReturnB, C	3.24%	11.31%	34.78%	14.63%	8.86%	16.58%
Ratios to Average Net AssetsE,H
Expenses before reductions	.72%A	.82%	.88%	.96%	1.00%	1.04%
Expenses net of fee waivers, if any	.72%A	.82%	.88%	.96%	1.00%	1.04%
Expenses net of all reductions	.72%A	.81%	.87%	.96%	.99%	1.03%
Net investment income (loss)	.85%A	.92%G	.65%	1.02%	.41%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 3,897	$ 4,282	$ 2,826	$ 2,001	$ 1,780	$ 1,782
Portfolio turnover rateF	69%A	44%	49%	71%	69%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $2.33 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $2.133 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New Millennium Fund® (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds	$ 300	Replacement cost	Recovery rate	1.0%	Increase
Equities	$ 44,306	Discounted cash flow	Discount rate	8.0%	Decrease
			Free cash flow multiple	18.6	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	Discount rate	30.0%	Decrease
			EV/Sales multiple	5.8	Increase
			EV/EBITDA multiple	8.3 - 17.5/12.2	Increase
			EPS	19.4	Increase
			Discount for lack of marketability	15.0% - 30.0%/15.4%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 833,510
Gross unrealized depreciation	(121,423)
Net unrealized appreciation (depreciation) on securities	$ 712,087

Tax Cost	$ 3,359,346

The Fund intends to elect to defer to its next fiscal year $19,413 of capital losses recognized during the period November 1, 2014 to November 30, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,349,324 and $1,787,219, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,423.34%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,934. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $233 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $52 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by fifty-eight dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMF-USAN-0715
1.786815.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Series Growth Company

Fund

Fidelity Series Growth Company
Fund

Class F

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth Company Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Series Growth Company	.78%
Actual		$ 1,000.00	$ 1,074.40	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class F	.62%
Actual		$ 1,000.00	$ 1,076.10	$ 3.21
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.2	5.9
Salesforce.com, Inc.	4.4	3.9
Regeneron Pharmaceuticals, Inc.	2.2	2.4
Amazon.com, Inc.	2.2	1.3
Facebook, Inc. Class A	2.2	2.4
NVIDIA Corp.	2.1	2.0
Google, Inc. Class A	2.1	2.1
Google, Inc. Class C	1.9	2.1
Gilead Sciences, Inc.	1.7	1.8
Alnylam Pharmaceuticals, Inc.	1.5	1.2
	26.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.5	35.0
Health Care	23.2	22.1
Consumer Discretionary	15.5	14.1
Consumer Staples	8.6	9.9
Industrials	8.3	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 98.4%		Stocks 98.7%
	Convertible Securities 1.2%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	7.0%	** Foreign investments	6.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.1%
Johnson Controls, Inc.	169,822	$ 8,834,140
Automobiles - 0.3%
Tesla Motors, Inc. (a)	142,600	35,764,080
Hotels, Restaurants & Leisure - 3.4%
Buffalo Wild Wings, Inc. (a)	227,900	34,793,493
China Lodging Group Ltd. ADR (a)	92,400	2,289,672
Chipotle Mexican Grill, Inc. (a)	76,900	47,333,488
Chuy's Holdings, Inc. (a)	381,800	9,922,982
Domino's Pizza, Inc.	32,500	3,531,450
Dunkin' Brands Group, Inc.	506,200	27,010,832
Homeinns Hotel Group ADR (a)	730,078	19,639,098
Hyatt Hotels Corp. Class A (a)	215,700	12,394,122
Las Vegas Sands Corp.	184,800	9,393,384
McDonald's Corp.	446,800	42,861,524
Panera Bread Co. Class A (a)	40,200	7,316,400
Papa John's International, Inc.	91,200	6,266,352
Starbucks Corp.	1,829,600	95,066,016
Starwood Hotels & Resorts Worldwide, Inc.	460,600	38,119,256
Yum! Brands, Inc.	382,300	34,449,053
		390,387,122
Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	582,599	250,068,969
Ctrip.com International Ltd. sponsored ADR (a)	194,400	15,526,728
Etsy, Inc.	38,200	640,232
Groupon, Inc. Class A (a)	1,122,800	7,163,464
JD.com, Inc. sponsored ADR	70,500	2,374,440
Netflix, Inc. (a)	49,600	30,953,376
Priceline Group, Inc. (a)	59,700	69,970,788
Qunar Cayman Islands Ltd. sponsored ADR (a)	51,500	2,270,635
The Honest Co., Inc. (g)	9,496	279,277
TripAdvisor, Inc. (a)	57,400	4,377,324
Vipshop Holdings Ltd. ADR (a)	854,000	21,324,380
		404,949,613
Media - 1.3%
Comcast Corp. Class A	1,709,300	99,925,678
Lions Gate Entertainment Corp. (d)	107,300	3,550,557
The Walt Disney Co.	291,800	32,205,966
Twenty-First Century Fox, Inc. Class A	332,500	11,172,000
		146,854,201
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.5%
Dollar General Corp.	79,900	$ 5,799,941
Dollar Tree, Inc. (a)	194,000	14,548,060
Nordstrom, Inc.	133,600	9,704,704
Target Corp.	296,000	23,478,720
		53,531,425
Specialty Retail - 2.2%
AutoNation, Inc. (a)	158,600	9,898,226
Bed Bath & Beyond, Inc. (a)	94,000	6,704,080
Boot Barn Holdings, Inc.	104,300	2,551,178
CarMax, Inc. (a)	430,048	30,550,610
Five Below, Inc. (a)	470,400	15,640,800
Home Depot, Inc.	926,800	103,264,056
L Brands, Inc.	237,000	20,505,240
Lumber Liquidators Holdings, Inc. (a)(d)	487,300	9,940,920
Restoration Hardware Holdings, Inc. (a)	555,151	50,496,535
Urban Outfitters, Inc. (a)	97,600	3,355,488
		252,907,133
Textiles, Apparel & Luxury Goods - 4.1%
Columbia Sportswear Co.	575,000	32,228,750
Fossil Group, Inc. (a)	8,667	615,444
Japan Tobacco, Inc.	139,500	5,062,455
Kate Spade & Co. (a)	2,326,234	57,644,079
lululemon athletica, Inc. (a)	2,429,100	145,235,889
Michael Kors Holdings Ltd. (a)	42,851	1,992,572
NIKE, Inc. Class B	740,900	75,327,303
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	881,100	93,282,057
Tory Burch LLC unit (f)(g)	248,840	17,704,966
Under Armour, Inc. Class A (sub. vtg.) (a)	234,100	18,355,781
VF Corp.	211,900	14,924,117
		462,373,413
TOTAL CONSUMER DISCRETIONARY		1,755,601,127
CONSUMER STAPLES - 8.6%
Beverages - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	45,200	5,328,628
Dr. Pepper Snapple Group, Inc.	109,100	8,361,424
Monster Beverage Corp. (a)	1,054,400	134,204,032
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	610,500	$ 58,870,515
The Coca-Cola Co.	2,324,200	95,199,232
		301,963,831
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	376,200	53,642,358
CVS Health Corp.	310,700	31,809,466
Drogasil SA	756,400	8,455,879
Kroger Co.	324,300	23,609,040
Sprouts Farmers Market LLC (a)	384,100	11,519,159
Walgreens Boots Alliance, Inc.	243,500	20,902,040
Whole Foods Market, Inc.	314,500	12,969,980
		162,907,922
Food Products - 2.2%
Associated British Foods PLC	312,200	14,448,601
Campbell Soup Co.	63,000	3,045,420
General Mills, Inc.	168,800	9,478,120
Kellogg Co.	166,400	10,444,928
Keurig Green Mountain, Inc.	1,185,096	102,202,679
Kraft Foods Group, Inc.	121,000	10,218,450
Mead Johnson Nutrition Co. Class A	536,100	52,162,530
Mondelez International, Inc.	163,400	6,795,806
The Hain Celestial Group, Inc. (a)	108,000	6,833,160
The Hershey Co.	140,600	13,056,116
Tyson Foods, Inc. Class A	240,000	10,188,000
Want Want China Holdings Ltd.	881,000	994,209
WhiteWave Foods Co. (a)	85,100	4,087,353
		243,955,372
Household Products - 0.6%
Church & Dwight Co., Inc.	126,900	10,655,793
Colgate-Palmolive Co.	424,300	28,338,997
Kimberly-Clark Corp.	111,000	12,083,460
Procter & Gamble Co.	261,700	20,514,663
		71,592,913
Personal Products - 0.5%
Herbalife Ltd. (a)	1,123,400	58,450,502
Tobacco - 1.2%
Altria Group, Inc.	1,041,500	53,324,800
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	435,000	$ 31,528,800
Philip Morris International, Inc.	604,700	50,232,429
		135,086,029
TOTAL CONSUMER STAPLES		973,956,569
ENERGY - 3.5%
Energy Equipment & Services - 0.9%
FMC Technologies, Inc. (a)	272,600	11,391,954
Halliburton Co.	677,400	30,753,960
Schlumberger Ltd.	658,279	59,751,985
		101,897,899
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	358,800	29,999,268
Cabot Oil & Gas Corp.	375,000	12,735,000
California Resources Corp.	60,640	476,024
Chesapeake Energy Corp. (d)	115,694	1,632,442
Concho Resources, Inc. (a)	257,700	31,001,310
Continental Resources, Inc. (a)	587,900	26,784,724
Devon Energy Corp.	138,700	9,046,014
EOG Resources, Inc.	532,800	47,254,032
Hess Corp.	154,100	10,404,832
Noble Energy, Inc.	387,800	16,977,884
Occidental Petroleum Corp.	35,900	2,807,021
PDC Energy, Inc. (a)	270,038	16,105,066
Pioneer Natural Resources Co.	407,993	60,313,605
Range Resources Corp.	97,900	5,424,639
Southwestern Energy Co. (a)	75,900	1,955,943
Valero Energy Corp.	254,400	15,070,656
		287,988,460
TOTAL ENERGY		389,886,359
FINANCIALS - 3.2%
Banks - 1.0%
Citigroup, Inc.	146,400	7,917,312
HDFC Bank Ltd. sponsored ADR	483,100	28,802,422
JPMorgan Chase & Co.	363,700	23,924,186
PrivateBancorp, Inc.	898,400	34,255,992
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Signature Bank (a)	104,700	$ 14,621,355
Wells Fargo & Co.	151,500	8,477,940
		117,999,207
Capital Markets - 1.5%
BlackRock, Inc. Class A	175,400	64,157,812
Charles Schwab Corp.	2,202,800	69,718,620
Goldman Sachs Group, Inc.	22,200	4,577,418
Morgan Stanley	497,600	19,008,320
RPI International Holdings LP (g)	22,189	2,616,083
T. Rowe Price Group, Inc.	157,800	12,732,882
		172,811,135
Consumer Finance - 0.5%
American Express Co.	308,100	24,561,732
Discover Financial Services	343,658	20,024,952
Springleaf Holdings, Inc. (a)	165,600	7,869,312
		52,455,996
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	1,626,900	5,733,951
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	6,727,275
Real Estate Management & Development - 0.0%
The St. Joe Co. (a)(d)	156,600	2,494,638
TOTAL FINANCIALS		358,222,202
HEALTH CARE - 23.0%
Biotechnology - 17.5%
ACADIA Pharmaceuticals, Inc. (a)	675,972	27,850,046
Adaptimmune Therapeutics PLC sponsored ADR	207,000	3,194,010
Agios Pharmaceuticals, Inc. (a)(d)	276,256	33,708,757
Alder Biopharmaceuticals, Inc.	114,073	4,850,384
Alexion Pharmaceuticals, Inc. (a)	699,800	114,655,232
Alkermes PLC (a)	2,683,892	163,985,801
Alnylam Pharmaceuticals, Inc. (a)	1,310,751	171,826,349
Amgen, Inc.	641,300	100,209,538
Array BioPharma, Inc. (a)(d)	629,400	4,814,910
aTyr Pharma, Inc. (a)	143,974	3,295,565
Avalanche Biotechnologies, Inc. (a)	267,207	9,961,477
Biogen, Inc. (a)	225,300	89,441,847
bluebird bio, Inc. (a)	566,981	110,136,059
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	467,100	$ 53,454,924
Celldex Therapeutics, Inc. (a)	1,030,566	29,752,440
Cepheid, Inc. (a)	468,400	25,841,628
Chimerix, Inc. (a)	623,500	26,093,475
Clovis Oncology, Inc. (a)	199,200	18,414,048
Dicerna Pharmaceuticals, Inc. (a)	293,128	4,848,337
Eleven Biotherapeutics, Inc. (a)	328,112	921,995
Esperion Therapeutics, Inc. (a)	8,700	935,337
Exelixis, Inc. (a)(d)	1,948,204	6,136,843
Fate Therapeutics, Inc. (a)	127,573	798,607
FibroGen, Inc.	63,500	1,156,335
Galapagos Genomics NV sponsored ADR	243,600	13,868,148
Genocea Biosciences, Inc. (a)	173,500	1,840,835
Gilead Sciences, Inc.	1,745,500	195,967,285
ImmunoGen, Inc. (a)	856,600	7,692,268
Immunomedics, Inc. (a)	1,166,414	4,502,358
Intercept Pharmaceuticals, Inc. (a)	33,000	8,421,435
Intrexon Corp. (a)(d)	135,000	5,686,200
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	22,736,233
Isis Pharmaceuticals, Inc. (a)(d)	2,142,585	144,238,822
Juno Therapeutics, Inc.	384,615	18,221,520
Juno Therapeutics, Inc. (d)	327,400	17,234,336
Kite Pharma, Inc. (d)	58,400	3,220,760
Lexicon Pharmaceuticals, Inc. (a)	1,442,873	10,143,397
Merrimack Pharmaceuticals, Inc. (a)(d)	2,427,600	28,645,680
Momenta Pharmaceuticals, Inc. (a)	1,495,295	29,681,606
Prothena Corp. PLC (a)	557,828	22,000,736
Regeneron Pharmaceuticals, Inc. (a)	492,700	252,538,312
Regulus Therapeutics, Inc. (a)	880,940	12,438,873
Rigel Pharmaceuticals, Inc. (a)	1,337,272	4,667,079
Sage Therapeutics, Inc.	239,410	17,924,627
Sage Therapeutics, Inc. (e)	156,782	11,738,268
Seattle Genetics, Inc. (a)(d)	2,122,317	91,450,640
Spark Therapeutics, Inc.	20,400	1,502,256
Transition Therapeutics, Inc. (a)	794,429	6,148,878
Ultragenyx Pharmaceutical, Inc. (a)	154,400	13,432,800
Versartis, Inc. (a)	188,833	2,934,465
Vertex Pharmaceuticals, Inc. (a)	116,500	14,945,785
		1,970,107,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	187,400	$ 9,107,640
Align Technology, Inc. (a)	52,434	3,181,171
Baxter International, Inc.	227,000	15,120,470
DexCom, Inc. (a)	100,900	7,236,548
Entellus Medical, Inc.	159,700	3,728,995
Genmark Diagnostics, Inc. (a)	489,000	4,484,130
Halyard Health, Inc. (a)	13,875	574,703
Insulet Corp. (a)	498,700	14,098,249
Intuitive Surgical, Inc. (a)	26,107	12,733,689
Novadaq Technologies, Inc. (a)	154,700	1,548,547
Presbia PLC	232,574	1,909,433
St. Jude Medical, Inc.	133,200	9,823,500
		83,547,075
Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	4,300	379,131
Catamaran Corp. (a)	147,700	8,842,285
Community Health Systems, Inc. (a)	125,000	6,913,750
Express Scripts Holding Co. (a)	152,600	13,297,564
HCA Holdings, Inc. (a)	173,000	14,156,590
Laboratory Corp. of America Holdings (a)	35,500	4,187,225
McKesson Corp.	312,000	74,015,760
UnitedHealth Group, Inc.	151,100	18,163,731
		139,956,036
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	233,800	27,261,080
Castlight Health, Inc. Class B (a)	651,530	5,687,857
Cerner Corp. (a)	497,000	33,443,130
		66,392,067
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	149,262	30,759,913
Pharmaceuticals - 2.7%
AbbVie, Inc.	380,700	25,350,813
Actavis PLC (a)	275,493	84,524,007
Adimab LLC unit (f)(g)	597,750	11,078,789
Bristol-Myers Squibb Co.	857,200	55,375,120
Catalent, Inc. (a)	230,400	7,363,584
Endocyte, Inc. (a)(d)	745,700	4,526,399
Intra-Cellular Therapies, Inc. (a)	343,659	9,021,049
Jazz Pharmaceuticals PLC (a)	141,400	25,360,090
Mylan N.V.	328,800	23,880,744
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	146,800	$ 8,822,680
Valeant Pharmaceuticals International (Canada) (a)	223,600	53,300,084
		308,603,359
TOTAL HEALTH CARE		2,599,365,996
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	651,300	67,865,460
Lockheed Martin Corp.	197,400	37,150,680
The Boeing Co.	262,600	36,900,552
		141,916,692
Air Freight & Logistics - 0.5%
FedEx Corp.	34,300	5,941,446
United Parcel Service, Inc. Class B	369,700	36,681,634
XPO Logistics, Inc. (a)(d)	273,270	13,433,953
		56,057,033
Airlines - 3.0%
American Airlines Group, Inc.	321,900	13,638,903
Delta Air Lines, Inc.	781,400	33,537,688
JetBlue Airways Corp. (a)	3,149,900	63,501,984
Ryanair Holdings PLC sponsored ADR	162,100	10,795,860
Southwest Airlines Co.	1,722,600	63,822,330
Spirit Airlines, Inc. (a)	616,900	39,216,333
United Continental Holdings, Inc. (a)	1,543,200	84,243,288
Virgin America, Inc. (d)	288,100	8,193,564
Wizz Air Holdings PLC	760,307	17,663,209
		334,613,159
Building Products - 0.2%
Caesarstone Sdot-Yam Ltd.	325,000	20,091,500
Construction & Engineering - 0.0%
Fluor Corp.	96,400	5,419,608
Electrical Equipment - 0.6%
Eaton Corp. PLC	179,500	12,850,405
Emerson Electric Co.	356,200	21,482,422
Rockwell Automation, Inc.	205,000	25,192,450
SolarCity Corp. (a)	63,600	3,823,632
		63,348,909
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	359,300	$ 57,157,444
Danaher Corp.	475,800	41,071,056
		98,228,500
Machinery - 0.6%
Caterpillar, Inc.	200,000	17,064,000
Cummins, Inc.	153,500	20,806,925
Deere & Co.	214,800	20,122,464
Illinois Tool Works, Inc.	114,700	10,762,301
ITT Corp.	32,300	1,378,564
Xylem, Inc.	97,100	3,550,947
		73,685,201
Road & Rail - 1.0%
Kansas City Southern	45,300	4,099,650
Union Pacific Corp.	1,100,500	111,051,455
		115,151,105
TOTAL INDUSTRIALS		908,511,707
INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 1.6%
Arista Networks, Inc. (d)	20,900	1,461,119
Cisco Systems, Inc.	216,000	6,330,960
Infinera Corp. (a)	3,056,647	63,089,194
Palo Alto Networks, Inc. (a)	23,300	3,949,117
QUALCOMM, Inc.	1,480,733	103,177,475
		178,007,865
Electronic Equipment & Components - 0.1%
Corning, Inc.	190,200	3,978,984
TE Connectivity Ltd.	62,400	4,305,600
Trimble Navigation Ltd. (a)	247,400	5,799,056
		14,083,640
Internet Software & Services - 8.9%
Actua Corp. (a)	958,018	12,176,409
Akamai Technologies, Inc. (a)	391,400	29,852,078
Alibaba Group Holding Ltd. sponsored ADR	327,700	29,270,164
Baidu.com, Inc. sponsored ADR (a)	21,900	4,323,060
Demandware, Inc. (a)	202,600	12,617,928
eBay, Inc. (a)	604,600	37,098,256
Facebook, Inc. Class A (a)	3,139,578	248,623,182
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GoDaddy, Inc. (a)	50,200	$ 1,351,886
Google, Inc.:
Class A (a)	427,870	233,326,068
Class C	393,266	209,260,771
Hortonworks, Inc. (d)	87,000	2,285,490
IAC/InterActiveCorp	36,500	2,740,055
LendingClub Corp. (d)	120,300	2,310,963
LinkedIn Corp. Class A (a)	53,100	10,350,783
Marketo, Inc. (a)(d)	582,000	17,361,060
MercadoLibre, Inc. (d)	51,700	7,503,221
NAVER Corp.	2,693	1,472,073
New Relic, Inc. (d)	62,600	2,048,898
New Relic, Inc.	92,346	2,720,236
Opower, Inc. (a)	114,700	1,358,048
Rackspace Hosting, Inc. (a)	814,400	32,649,296
Shopify, Inc. Class A	80,200	2,161,711
Tencent Holdings Ltd.	247,800	4,941,854
Twitter, Inc. (a)	2,236,600	82,016,122
Wix.com Ltd. (a)	339,346	8,453,109
Yahoo!, Inc. (a)	205,232	8,811,636
		1,007,084,357
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	339,600	21,978,912
IBM Corp.	261,300	44,329,545
MasterCard, Inc. Class A	1,001,200	92,370,712
VeriFone Systems, Inc. (a)	1,324,000	50,537,080
Visa, Inc. Class A	1,789,600	122,909,728
		332,125,977
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp.	78,500	3,834,725
Applied Micro Circuits Corp. (a)	1,553,870	9,929,229
ASML Holding NV (d)	56,000	6,288,800
Broadcom Corp. Class A	517,900	29,442,615
Cavium, Inc. (a)	785,500	55,275,635
Cirrus Logic, Inc. (a)	43,300	1,634,575
Cree, Inc. (a)(d)	1,754,366	53,122,202
Cypress Semiconductor Corp.	1,246,800	17,118,564
First Solar, Inc. (a)	1,280,839	63,670,507
Integrated Device Technology, Inc. (a)	200,800	4,749,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	105,200	$ 3,625,192
KLA-Tencor Corp.	88,000	5,250,080
Marvell Technology Group Ltd.	330,900	4,629,291
Mellanox Technologies Ltd. (a)	254,900	12,826,568
Micron Technology, Inc. (a)	102,300	2,857,239
NVIDIA Corp.	10,559,053	233,671,843
Qorvo, Inc. (a)	21,700	1,782,655
Rambus, Inc. (a)	1,684,500	25,756,005
Silicon Laboratories, Inc. (a)	865,300	47,972,232
Skyworks Solutions, Inc.	90,778	9,927,482
SolarEdge Technologies, Inc.	112,900	4,226,976
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	11,496,580
Texas Instruments, Inc.	698,200	39,043,344
Xilinx, Inc.	144,900	6,871,158
		655,003,421
Software - 9.0%
Activision Blizzard, Inc.	1,432,000	36,172,320
Adobe Systems, Inc. (a)	521,300	41,229,617
Appirio, Inc. (g)	100,642	718,634
Autodesk, Inc. (a)	162,200	8,783,130
Electronic Arts, Inc. (a)	26,100	1,637,906
FireEye, Inc. (a)(d)	8,700	405,159
Fleetmatics Group PLC (a)	56,200	2,349,722
Guidewire Software, Inc. (a)	108,300	5,247,135
Imperva, Inc. (a)	55,200	3,356,712
Intuit, Inc.	134,300	13,987,345
Microsoft Corp.	2,693,092	126,198,291
Oracle Corp.	1,159,400	50,422,306
Red Hat, Inc. (a)	1,647,400	127,294,598
Salesforce.com, Inc. (a)	6,833,942	497,169,281
ServiceNow, Inc. (a)	815,900	62,506,099
Splunk, Inc. (a)	370,200	25,032,924
Tableau Software, Inc. (a)	19,200	2,173,632
Zendesk, Inc.	407,300	9,380,119
		1,014,064,930
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	5,397,465	703,181,738
Nimble Storage, Inc. (a)(d)	331,393	8,576,451
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Samsung Electronics Co. Ltd.	4,482	$ 5,258,032
SanDisk Corp.	210,000	14,359,800
		731,376,021
TOTAL INFORMATION TECHNOLOGY		3,931,746,211
MATERIALS - 1.3%
Chemicals - 1.2%
CF Industries Holdings, Inc.	83,100	26,249,628
E.I. du Pont de Nemours & Co.	370,700	26,323,407
Eastman Chemical Co.	14,200	1,090,134
Metabolix, Inc. (a)(d)	32,866	143,953
Monsanto Co.	516,291	60,395,721
Praxair, Inc.	70,800	8,698,488
The Dow Chemical Co.	156,500	8,148,955
The Mosaic Co.	95,200	4,364,920
		135,415,206
Metals & Mining - 0.1%
Anglo American PLC (United Kingdom)	642,200	10,062,812
Barrick Gold Corp.	234,800	2,779,234
		12,842,046
TOTAL MATERIALS		148,257,252
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	211,900	11,756,212
Verizon Communications, Inc.	687,200	33,975,168
		45,731,380
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	295,300	11,481,264
TOTAL TELECOMMUNICATION SERVICES		57,212,644
TOTAL COMMON STOCKS (Cost $8,737,540,749)		11,122,760,067
Convertible Preferred Stocks - 1.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. Series G, 8.00% (g)	661,380	$ 793,656
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series C (g)	22,157	651,637
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(g)	90,284	728,592
Media - 0.0%
Turn, Inc. Series E (a)(g)	205,882	1,274,410
TOTAL CONSUMER DISCRETIONARY		3,448,295
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (g)	195,094	2,599,998
HEALTH CARE - 0.2%
Biotechnology - 0.1%
BeiGene Ltd. Series A2 (g)	2,226,828	2,605,389
Moderna LLC Series E (g)	140,307	8,652,733
Seres Health, Inc. Series C 8.00% (g)	142,139	1,728,865
		12,986,987
Health Care Equipment & Supplies - 0.1%
Penumbra, Inc. Series F (g)	257,576	4,698,186
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (a)(g)	1,692,030	1,692,030
Syros Pharmaceuticals, Inc. Series B, 6.00% (g)	910,312	2,863,933
		4,555,963
TOTAL HEALTH CARE		22,241,136
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (g)	53,937	4,177,960
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(g)	613,084	5,169,279
Professional Services - 0.2%
YourPeople, Inc. Series C (g)	1,527,000	22,753,949
TOTAL INDUSTRIALS		32,101,188
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc.:
Series D, 8.00% (g)	1,095,852	$ 36,511,159
Series E, 8.00% (g)	51,852	1,727,584
		38,238,743
IT Services - 0.1%
AppNexus, Inc. Series E (g)	209,665	5,382,101
Nutanix, Inc. Series E (g)	274,751	4,308,096
		9,690,197
Software - 0.2%
Appirio, Inc. Series E (g)	704,496	5,030,454
Cloudera, Inc. Series F (a)(g)	113,172	2,412,827
Cloudflare, Inc. Series D (g)	344,325	2,145,145
Dataminr, Inc. Series D (g)	442,241	5,638,573
Snapchat, Inc. Series F (g)	113,932	3,499,991
Taboola.Com Ltd. Series E (g)	331,426	3,455,249
		22,182,239
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series F (a)(g)	106,895	1,826,836
TOTAL INFORMATION TECHNOLOGY		71,938,015
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,383,653)		132,328,632
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.15% (b)	24,591,204	24,591,204
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	109,284,149	109,284,149
TOTAL MONEY MARKET FUNDS (Cost $133,875,353)		133,875,353
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,978,799,755)		11,388,964,052
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(92,973,509)
NET ASSETS - 100%		$ 11,295,990,543
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,738,268 or 0.1% of net assets.

(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,726,378 or 1.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14	$ 8,532,461
Appirio, Inc.	2/12/15	$ 718,634
Appirio, Inc. Series E	2/12/15	$ 5,030,454
AppNexus, Inc. Series E	8/1/14	$ 4,200,051
BeiGene Ltd. Series A2	4/21/15	$ 2,605,389
Blue Apron, Inc. Series D	5/18/15	$ 2,599,998
Cloudera, Inc. Series F	2/5/14	$ 1,647,784
Cloudflare, Inc. Series D	11/5/14	$ 2,109,163
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$ 5,638,573
Domo, Inc. Series D	1/24/14	$ 2,533,999
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,692,030
Moderna LLC Series E	12/18/14	$ 8,652,733
NJOY, Inc. Series D	2/14/14	$ 1,528,156
Nutanix, Inc. Series E	8/26/14	$ 3,680,702
Penumbra, Inc. Series F	5/16/14	$ 3,400,003
Security	Acquisition Date	Acquisition Cost
Pure Storage, Inc. Series F	4/17/14	$ 1,681,020
Roku, Inc. Series G, 8.00%	10/1/14	$ 859,496
RPI International Holdings LP	5/21/15	$ 2,616,083
Seres Health, Inc. Series C 8.00%	11/24/14	$ 1,728,865
Snapchat, Inc. Series F	3/25/15	$ 3,499,991
Space Exploration Technologies Corp. Series G	1/20/15	$ 4,177,960
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$ 2,863,933
Taboola.Com Ltd. Series E	12/22/14	$ 3,455,249
Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/21/14	$ 256,936
The Honest Co., Inc. Series C	8/21/14	$ 599,509
Tory Burch LLC unit	5/14/15	$ 17,704,966
Turn, Inc. Series E	12/30/13	$ 1,717,056
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$ 1,727,583
YourPeople, Inc. Series C	5/1/15	$ 22,753,949
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,119
Fidelity Securities Lending Cash Central Fund	855,114
Total	$ 890,233
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,759,049,422	$ 1,732,554,429	$ 5,062,455	$ 21,432,538
Consumer Staples	976,556,567	973,956,569	-	2,599,998
Energy	389,886,359	389,886,359	-	-
Financials	358,222,202	355,606,119	-	2,616,083
Health Care	2,621,607,132	2,570,065,687	18,221,520	33,319,925
Industrials	940,612,895	908,511,707	-	32,101,188
Information Technology	4,003,684,226	3,923,365,487	7,662,090	72,656,649
Materials	148,257,252	138,194,440	10,062,812	-
Telecommunication Services	57,212,644	57,212,644	-	-
Money Market Funds	133,875,353	133,875,353	-	-
Total Investments in Securities:	$ 11,388,964,052	$ 11,183,228,794	$ 41,008,877	$ 164,726,381
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 86,895,608
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,433,836
Cost of Purchases	81,214,016
Proceeds of Sales	(6,817,079)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 164,726,381
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2015	$ 6,796,757

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $106,052,461) - See accompanying schedule: Unaffiliated issuers (cost $8,844,924,402)	$ 11,255,088,699
Fidelity Central Funds (cost $133,875,353)	133,875,353
Total Investments (cost $8,978,799,755)		$ 11,388,964,052
Foreign currency held at value (cost $115,080)		115,080
Receivable for investments sold		34,236,923
Dividends receivable		7,929,760
Distributions receivable from Fidelity Central Funds		122,114
Prepaid expenses		5,166
Other receivables		22,230
Total assets		11,431,395,325

Liabilities
Payable for investments purchased	$ 19,548,637
Accrued management fee	5,750,852
Other affiliated payables	720,553
Other payables and accrued expenses	100,591
Collateral on securities loaned, at value	109,284,149
Total liabilities		135,404,782

Net Assets		$ 11,295,990,543
Net Assets consist of:
Paid in capital		$ 8,738,434,968
Undistributed net investment income		25,599,300
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		121,790,767
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,410,165,508
Net Assets		$ 11,295,990,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Series Growth Company: Net Asset Value, offering price and redemption price per share ($4,597,663,113 ÷ 356,476,456 shares)	$ 12.90

Class F: Net Asset Value, offering price and redemption price per share ($6,698,327,430 ÷ 518,993,175 shares)	$ 12.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 45,204,872
Special dividends		17,352,278
Interest		21,742
Income from Fidelity Central Funds		890,233
Total income		63,469,125

Expenses
Management fee Basic fee	$ 29,827,947
Performance adjustment	2,970,049
Transfer agent fees	3,649,577
Accounting and security lending fees	682,127
Custodian fees and expenses	119,965
Independent trustees' compensation	22,502
Audit	43,263
Legal	7,729
Miscellaneous	54,431
Total expenses before reductions	37,377,590
Expense reductions	(53,669)	37,323,921
Net investment income (loss)		26,145,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	127,092,213
Foreign currency transactions	30,720
Total net realized gain (loss)		127,122,933
Change in net unrealized appreciation (depreciation) on: Investment securities	635,224,772
Assets and liabilities in foreign currencies	8,652
Total change in net unrealized appreciation (depreciation)		635,233,424
Net gain (loss)		762,356,357
Net increase (decrease) in net assets resulting from operations		$ 788,501,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,145,204	$ 30,451,706
Net realized gain (loss)	127,122,933	55,152,795
Change in net unrealized appreciation (depreciation)	635,233,424	1,514,968,133
Net increase (decrease) in net assets resulting from operations	788,501,561	1,600,572,634
Distributions to shareholders from net investment income	(29,612,988)	(7,823,212)
Distributions to shareholders from net realized gain	(59,029,508)	-
Total distributions	(88,642,496)	(7,823,212)
Share transactions - net increase (decrease)	88,642,492	(388,156,548)
Total increase (decrease) in net assets	788,501,557	1,204,592,874

Net Assets
Beginning of period	10,507,488,986	9,302,896,112
End of period (including undistributed net investment income of $25,599,300 and undistributed net investment income of $29,067,084, respectively)	$ 11,295,990,543	$ 10,507,488,986

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Growth Company

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02 J	.02	.01
Net realized and unrealized gain (loss)	.87	1.80	.28
Total from investment operations	.89	1.82	.29
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.09)	(.01)	-
Net asset value, end of period	$ 12.90	$ 12.10	$ 10.29
Total ReturnB, C	7.44%	17.67%	2.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.74%	.76%A
Expenses net of fee waivers, if any	.78%A	.74%	.76%A
Expenses net of all reductions	.78%A	.74%	.76%A
Net investment income (loss)	.38%A, J	.22%	.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,597,663	$ 4,353,274	$ 4,063,472
Portfolio turnover rateF	16% A	14%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .07%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.11	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03 J	.04	.01
Net realized and unrealized gain (loss)	.88	1.79	.28
Total from investment operations	.91	1.83	.29
Distributions from net investment income	(.04)	(.01)	-
Distributions from net realized gain	(.07)	-	-
Total distributions	(.11)	(.01)	-
Net asset value, end of period	$ 12.91	$ 12.11	$ 10.29
Total ReturnB, C	7.61%	17.80%	2.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.62%A	.57%	.57%A
Expenses net of fee waivers, if any	.62%A	.57%	.57%A
Expenses net of all reductions	.62%A	.57%	.57%A
Net investment income (loss)	.55%A, J	.39%	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,698,327	$ 6,154,215	$ 5,239,424
Portfolio turnover rateF	16% A	14%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth Company and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$164,726,381	Discounted cash flow	Liquidation preference	$8.34	Increase
			Free cash flow yield	4.5%	Decrease
		Last transaction price	Transaction price	$1.00 - $117.90 / $32.90	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 15.1%	Decrease
			EV/Sales multiple	1.7 - 12.5 / 6.3	Increase
			Premium rate	15.0% - 20.0% / 16.4%	Increase
			Discount for lack of marketability	15.0% - 20.0% / 16.6%	Decrease
			Cap weighted adjustment	7.8%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,797,335,736
Gross unrealized depreciation	(390,376,897)
Net unrealized appreciation (depreciation) on securities	$ 2,406,958,839

Tax cost	$ 8,982,005,213

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $919,612,427 and $877,240,895, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Growth Company as compared to its benchmark index, the Russell 3000® Growth Index, over the same 36 month performance period. The Fund's performance adjustment took effect in November 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth Company. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series Growth Company	$ 3,649,577.16

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13,195 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,266 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $855,114. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $53,624 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Series Growth Company expenses during the period in the amount of $45.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Series Growth Company	$ 8,276,602	$ 2,749,294
Class F	21,336,386	5,073,918
Total	$ 29,612,988	$ 7,823,212

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended May 31, 2015	Year ended November 30, 2014
From net realized gain
Series Growth Company	$ 24,475,300	$ -
Class F	34,554,208	-
Total	$ 59,029,508	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Series Growth Company
Shares sold	1,286,777	12,461,563	$ 16,236,767	$ 131,526,611
Reinvestment of distributions	2,812,789	272,478	32,751,902	2,749,294
Shares redeemed	(7,493,608)	(47,646,612)	(94,483,732)	(513,975,846)
Net increase (decrease)	(3,394,042)	(34,912,571)	$ (45,495,063)	$ (379,699,941)
Class F
Shares sold	12,663,223	40,405,118	$ 160,028,782	$ 438,659,163
Reinvestment of distributions	4,800,256	502,866	55,890,594	5,073,918
Shares redeemed	(6,461,284)	(41,892,689)	(81,781,821)	(452,189,688)
Net increase (decrease)	11,002,195	(984,705)	$ 134,137,555	$ (8,456,607)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of all of the outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS7-SANN-0715
1.968010.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015